                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07755

                          Nuveen Multistate Trust II
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 3.7%

 $     3,500   California County Tobacco Securitization Agency, Tobacco      6/12 at 100.00      Baa3 $     3,604,090
                Settlement Asset-Backed Bonds, Alameda County Tobacco
                Asset Securitization Corporation, Series 2002, 5.750%,
                6/01/29

         655   California County Tobacco Securitization Agency, Tobacco      6/15 at 100.00       BBB         630,844
                Settlement Asset-Backed Bonds, Sonoma County Tobacco
                Securitization Corporation, Series 2005, 4.250%, 6/01/21

       5,000   Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB       5,430,950
                California, Tobacco Settlement Asset-Backed Bonds, Series
                2003A-1, 6.250%, 6/01/33
---------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 1.0%

       1,500   California Statewide Community Development Authority,        12/06 at 105.00       N/R       1,559,790
                Certificates of Participation, San Diego Space and Science
                Foundation, Series 1996, 7.500%, 12/01/26

       1,000   University of California, Certificates of Participation,      1/10 at 101.00       Aa2       1,043,430
                San Diego and Sacramento Campus Projects, Series 2002A,
                5.250%, 1/01/22
---------------------------------------------------------------------------------------------------------------------
               Healthcare - 3.2%

         960   California Health Facilities Financing Authority, Insured     4/06 at 101.00         A         982,099
                Loan Program Small Facilities Revenue Bonds, Series 1994B,
                7.500%, 4/01/22

         650   California Health Facilities Financing Authority, Revenue    11/15 at 100.00        A3         656,747
                Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
                11/15/34

       3,080   California Health Facilities Financing Authority, Hospital    5/06 at 100.00        BB       3,080,339
                Revenue Bonds, Downey Community Hospital, Series 1993,
                5.750%, 5/15/15

               California Statewide Community Development Authority,
               Revenue Bonds, Daughters of Charity Health System, Series
               2005A:
         260    5.250%, 7/01/24                                              7/15 at 100.00      BBB+         267,987
         550    5.250%, 7/01/35                                              7/15 at 100.00      BBB+         558,294

       1,735   Central California Joint Powers Health Finance Authority,     2/06 at 100.00      Baa2       1,734,879
                Certificates of Participation, Community Hospitals of
                Central California, Series 1993, 5.000%, 2/01/23

       1,000   Central California Joint Powers Health Finance Authority,     2/11 at 101.00      Baa2       1,041,630
                Certificates of Participation, Community Hospitals of
                Central California, Series 2001, 5.625%, 2/01/21
---------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 5.3%

       1,950   ABAG Finance Authority for Non-Profit Corporations,             No Opt. Call      Baa2       2,055,261
                California, Multifamily Housing Revenue Refunding Bonds,
                United Dominion/2000 Post Apartments, Series 2000B,
                6.250%, 8/15/30 (Mandatory put 8/15/08)

       2,905   California Statewide Community Development Authority,         6/06 at 100.00       AAA       2,925,800
                FHA-Insured Senior Lien Multifamily Housing Revenue Bonds,
                Monte Vista Terrace, Series 1996A, 6.375%, 9/01/20

       2,500   Daly City Housing Development Finance Agency, California,    12/13 at 102.00        A-       2,721,500
                Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                Park Project, Series 2002A, 5.800%, 12/15/25

       2,000   Riverside County, California, Mobile Home Park Revenue        3/09 at 102.00       N/R       2,071,980
                Bonds, Bravo Mobile Home Park Project, Series 1999A,
                5.900%, 3/20/29

       2,080   Salinas, California, GNMA Collateralized Housing Facility     1/06 at 101.00       AAA       2,101,570
                Revenue Refunding Bonds, Villa Serra Project, Series
                1994A, 6.500%, 7/20/17

       2,000   San Dimas Housing Authority, California, Mobile Home Park     7/08 at 102.00       N/R       2,090,480
                Revenue Bonds, Charter Oak Mobile Home Estates Acquisition
                Project, Series 1998A, 5.700%, 7/01/28
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 0.1%

         145   California Rural Home Mortgage Finance Authority,               No Opt. Call       AAA         146,321
                Mortgage-Backed Securities Program Single Family Mortgage
                Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative
                Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Industrials - 0.7%

       1,000   California Municipal Finance Authority, Solid Waste             No Opt. Call       BBB         998,810
                Disposal Revenue Bonds, Waste Management Inc., Series
                2004, 4.100%, 9/01/14 (Alternative Minimum Tax) (Mandatory
                put 9/01/09)

         750   California Pollution Control Financing Authority, Solid         No Opt. Call      BBB+         785,760
                Waste Disposal Revenue Bonds, Republic Services Inc.,
                Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax)
                (Mandatory put 12/01/17)

----
1

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.0%

             ABAG Finance Authority for Non-Profit Corporations,
             California, Cal-Mortgage Revenue Bonds, Elder Care Alliance
             of Union City, Series 2004:
 $     1,850  5.400%, 8/15/24                                              8/14 at 100.00         A $     1,931,715
       2,130  5.600%, 8/15/34                                              8/14 at 100.00         A       2,232,794

       4,250 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00       BB+       4,258,713
              California, Certificates of Participation, American
              Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27

       2,000 Chico Redevelopment Agency, California, Insured               2/06 at 100.00         A       2,004,860
              Certificates of Participation, Walker Senior Housing
              Corporation VII - Sierra Sunrise Lodge, Series 1991A,
              6.750%, 2/01/21
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 16.1%

       3,335 California, General Obligation Bonds, Derivative Tax Exempt     No Opt. Call       AAA       4,959,512
              Receipts, Series 245, 11.316%, 2/01/15 (IF)

             California, General Obligation Bonds, Series 2004:
       2,500  5.000%, 2/01/20                                              2/14 at 100.00         A       2,613,200
       1,000  5.000%, 4/01/21                                              4/14 at 100.00         A       1,043,920
       6,000  5.125%, 4/01/23                                              4/14 at 100.00         A       6,302,580

             Central Unified School District, Fresno County, California,
             General Obligation Bonds, Series 2004A:
       1,000  5.500%, 7/01/22 - FGIC Insured                               7/14 at 100.00       AAA       1,106,910
       1,500  5.500%, 7/01/24 - FGIC Insured                               7/14 at 100.00       AAA       1,660,365

       1,035 Escondido Union School District, San Diego County,            8/12 at 100.00       AAA       1,109,768
              California, General Obligation Bonds, Series 2002A,
              5.250%, 8/01/23 - FSA Insured

       5,080 Grossmont-Cuyamaca Community College District, California,    8/15 at 100.00       AAA       5,393,741
              General Obligation Bonds, Series 2005B, 5.000%, 8/01/21 -
              FGIC Insured

       1,150 Los Angeles Community College District, Los Angeles County,   8/15 at 100.00       AAA       1,204,257
              California, General Obligation Bonds, Series 2005A,
              5.000%, 6/01/26 - FSA Insured

       1,570 Los Angeles Unified School District, California, General      7/15 at 100.00       AAA       1,644,842
              Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 - FGIC
              Insured

       6,000 Los Angeles Unified School District, California, General      7/13 at 100.00       AAA       6,326,820
              Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA
              Insured

       2,000 Murrieta Valley Unified School District, Riverside County,    9/13 at 100.00       AAA       2,078,640
              California, General Obligation Bonds, Series 2003A,
              5.000%, 9/01/26 - FGIC Insured

             Oakland Unified School District, Alameda County,
             California, General Obligation Bonds, Series 2005:
         380  5.000%, 8/01/25 - MBIA Insured                               8/15 at 100.00       AAA         397,016
         400  5.000%, 8/01/26 - MBIA Insured                               8/15 at 100.00       AAA         417,592

       1,350 Riverside Community College District, California, General     8/15 at 100.00       AAA       1,433,376
              Obligation Bonds, Series 2005, 5.000%, 8/01/21 - FSA
              Insured

       2,000 San Diego Unified School District, California, General        7/10 at 100.00       AAA       2,128,260
              Obligation Bonds, Election of 1998, Series 2000B, 5.125%,
              7/01/22 - MBIA Insured

             San Jose-Evergreen Community College District, Santa Clara
             County, California, General Obligation Bonds, Series 2005A:
         295  5.000%, 9/01/25 - MBIA Insured                               9/15 at 100.00       AAA         309,251
         420  5.000%, 9/01/27 - MBIA Insured                               9/15 at 100.00       AAA         438,934

       2,000 West Contra Costa Unified School District, Contra Costa       8/11 at 101.00       AAA       2,106,620
              County, California, General Obligation Bonds,
              Series 2003B, 5.000%, 8/01/20 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.5%

       1,000 California, Economic Recovery Revenue Bonds, Series 2004A,    7/14 at 100.00       AA-       1,076,170
              5.000%, 7/01/15

         265 Hesperia Community Redevelopment Agency, California, Tax      9/15 at 100.00       AAA         279,093
              Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA
              Insured

       2,000 La Mirada Redevelopment Agency, California, Special Tax      10/08 at 102.00       N/R       2,034,860
              Refunding Bonds, Community Facilities District 89-1, Civic
              Theatre Project, Series 1998, 5.700%, 10/01/20

       1,120 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00       AAA       1,161,496
              Refunding Bonds, Combined Fire Protection Facilities
              Project, Series 2004, 5.000%, 12/01/23 - XLCA Insured

----
2

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,870 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00       AAA $     1,939,284
              Refunding Bonds, Combined Area Sheriff's Facilities
              Projects, Series 2004, 5.000%, 12/01/23 - XLCA Insured

       2,500 Los Angeles County Schools, California, Certificates of       9/13 at 100.00       AAA       2,601,625
              Participation, Pooled Financing Program, Regionalized
              Business Services Corporation, Series 2003A, 5.000%,
              9/01/22 - FSA Insured

         995 Milpitas, California, Local Improvement District 20 Limited   3/06 at 103.00       N/R       1,027,308
              Obligation Bonds, Series 1998A, 5.700%, 9/02/18

             Moreno Valley Unified School District, Riverside County,
             California, Special Tax Bonds, Community Facilities
             District, Series 2004:
         805  5.550%, 9/01/29                                              9/14 at 100.00       N/R         821,672
       1,250  5.650%, 9/01/34                                              9/14 at 100.00       N/R       1,275,863

       1,040 Nevada County, California, Certificates of Participation     10/11 at 100.00       Aaa       1,123,980
              Refunding, Series 2001, 5.250%, 10/01/13 - MBIA Insured

       5,000 Oakland Redevelopment Agency, California, Subordinate Lien    3/13 at 100.00       AAA       5,483,650
              Tax Allocation Bonds, Central District Redevelopment
              Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

         805 Ontario, California, Assessment District 100C Limited         3/06 at 103.00       N/R         835,807
              Obligation Improvement Bonds, California Commerce Center
              Phase III, Series 1991, 8.000%, 9/02/11

       2,000 Poway, California, Community Facilities District 88-1,        8/08 at 102.00       N/R       2,171,040
              Special Tax Refunding Bonds, Parkway Business Centre,
              Series 1998, 6.750%, 8/15/15

       1,645 Rancho Cucamonga, California, Limited Obligation              3/06 at 101.00       N/R       1,669,346
              Improvement Bonds, Masi Plaza Assessment District 93-1,
              Series 1997, 6.250%, 9/02/22

         305 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00       AAA         310,517
              Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35
              - XLCA Insured

         630 Riverside County Public Financing Authority, California,     10/15 at 100.00       AAA         642,468
              Tax Allocation Bonds, Multiple Projects, Series 2005A,
              5.000%, 10/01/35 - XLCA Insured

       1,000 Sacramento City Financing Authority, California, Lease          No Opt. Call       AAA       1,127,840
              Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
              AMBAC Insured

         500 Sacramento City Financing Authority, California, Lease          No Opt. Call       AA-         547,300
              Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20

         995 Sacramento County, Laguna, California, Special Tax           12/07 at 102.00       N/R       1,009,726
              Refunding Bonds, Community Facilities District 1 - Laguna
              Creek Ranch, Series 1997, 5.700%, 12/01/20

       2,880 San Francisco Redevelopment Agency, California, Lease         7/11 at 102.00       AAA       3,077,856
              Revenue Bonds, Moscone Convention Center, Series 2004,
              5.250%, 7/01/24 - AMBAC Insured

       7,090 San Marcos Redevelopment Agency, California, Tax Allocation  10/07 at 102.00         A       7,438,332
              Bonds, Affordable Housing Project, Series 1997A, 6.000%,
              10/01/27 (Alternative Minimum Tax)

       2,805 San Mateo County Transit District, California, Sales Tax      6/15 at 100.00       AAA       2,975,965
              Revenue Bonds, Series 2005A, 5.000%, 6/01/21 - MBIA Insured

       4,000 Shafter Joint Powers Financing Authority, California, Lease   1/07 at 101.00        A-       4,129,960
              Revenue Bonds, Community Correctional Facility Acquisition
              Project, Series 1997A, 6.050%, 1/01/17

       1,025 Stockton Public Financing Authority, California, Lease        9/14 at 100.00       AAA       1,094,177
              Revenue Bonds, Series 2004, 5.250%, 9/01/23 - FGIC Insured

       2,000 Taft Public Financing Authority, California, Lease Revenue    1/07 at 101.00        A-       2,060,660
              Bonds, Community Correctional Facility Acquisition, Series
              1997A, 6.050%, 1/01/17

       1,190 Vallejo Public Financing Authority, California, Limited         No Opt. Call       N/R       1,223,986
              Obligation Revenue Refinancing Bonds, Fairground Drive
              Assessment District 65, Series 1998, 5.700%, 9/02/11
-------------------------------------------------------------------------------------------------------------------
             Transportation - 10.3%

       3,000 Bay Area Toll Authority, California, Revenue Bonds, San       4/11 at 100.00        AA       3,184,890
              Francisco Bay Area Toll Bridge, Series 2001D, 5.000%,
              4/01/16

       4,460 California Infrastructure Economic Development Bank, First    7/13 at 100.00       AAA       4,702,936
              Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
              Series 2003A, 5.000%, 7/01/22 - FSA Insured

----
3

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               Transportation (continued)

 $     2,000   Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00      BBB- $     1,873,480
                California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
                1/01/35

       2,750   Foothill/Eastern Transportation Corridor Agency,              1/14 at 101.00      BBB-       2,341,240
                California, Toll Road Revenue Refunding Bonds,
                Series 1999, 0.000%, 1/15/28

               Port of Oakland, California, Revenue Bonds, Series 2000K:
       2,000    5.500%, 11/01/09 (Alternative Minimum Tax) - FGIC Insured      No Opt. Call       AAA       2,138,600
       4,000    5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured    5/10 at 100.00       AAA       4,251,720

       5,500   Port of Oakland, California, Revenue Bonds, Series 2002M,    11/12 at 100.00       AAA       5,955,345
                5.250%, 11/01/19 - FGIC Insured

       2,475   San Francisco Airports Commission, California, Revenue        5/12 at 100.00       AAA       2,641,766
                Refunding Bonds, San Francisco International Airport,
                Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA
                Insured
------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** - 12.1%

       3,115   California Educational Facilities Authority, Revenue Bonds,   6/10 at 101.00   Baa3***       3,547,518
                Pooled College and University Projects, Series 2000C,
                6.750%, 6/01/30

       6,000   California Health Facilities Financing Authority, Revenue    12/09 at 101.00     A3***       6,660,660
                Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.125%,
                12/01/30 (Pre-refunded to 12/01/09)

       4,800   California, Various Purpose General Obligation Bonds,         3/10 at 101.00       AAA       5,296,080
                Series 2000, 5.750%, 3/01/27 (Pre-refunded to 3/01/10) -
                MBIA Insured

       4,500   California Department of Water Resources, Power Supply        5/12 at 101.00     A2***       4,898,340
                Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded to 5/01/12)

       2,300   Los Angeles Harbors Department, California, Revenue Bonds,      No Opt. Call       AAA       2,839,971
                Series 1988, 7.600%, 10/01/18

       5,729   Merced Irrigation District, California, Subordinated          3/08 at 102.00       AAA       6,242,662
                Revenue Certificates of Participation, Electric System
                Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded to
                3/01/08)

       2,250   Orange County, California, Special Tax Bonds, Community       8/09 at 102.00    N/R***       2,533,995
                Facilities District 99-1 of Ladera Ranch, Series 1999A,
                6.700%, 8/15/29 (Pre-refunded to 8/15/09)
------------------------------------------------------------------------------------------------------------------------
               Utilities - 12.2%

       6,420   California Department of Water Resources, Power Supply        5/12 at 101.00       AAA       8,492,055
                Revenue Bonds, RITES PA-1120R, Series 2003, 9.971%,
                5/01/14 - AMBAC Insured (IF)

       2,740   California Statewide Community Development Authority,        12/05 at 101.50       N/R       2,782,059
                Certificates of Participation Refunding, Rio Bravo Fresno
                Project, Series 1999A, 6.300%, 12/01/18

               Los Angeles Department of Water and Power, California,
               Power System Revenue Bonds, Series 2001A-1:
       5,000    5.250%, 7/01/15                                              7/11 at 100.00       AA-       5,356,450
      10,000    5.250%, 7/01/21 - FSA Insured                                7/11 at 100.00       AAA      10,622,400

         500   Los Angeles Department of Water and Power, California,        7/13 at 100.00       AAA         527,865
                Power System Revenue Bonds, Series 2003A-2, 5.000%,
                7/01/21 - MBIA Insured

         615   Merced Irrigation District, California, Electric System       9/15 at 100.00       AAA         636,433
                Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       3,470   Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa3       3,732,783
                Environmental Control Facilities Financing Authority,
                Co-Generation Facility Revenue Bonds, Series 2000A,
                6.625%, 6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 9.4%

       6,080   California Department of Water Resources, Water System       12/12 at 100.00       AAA       6,473,741
                Revenue Bonds, Central Valley Project, Series 2002Z,
                5.000%, 12/01/17 - FGIC Insured

       1,270   California Department of Water Resources, Water System        6/13 at 100.00       AAA       1,374,585
                Revenue Bonds, Central Valley Project, Series 2003Y,
                5.250%, 12/01/16 - FGIC Insured

       2,000   California Statewide Community Development Authority, Water  10/13 at 100.00       AAA       2,131,300
                and Wastewater Revenue Bonds, Pooled Financing Program,
                Series 2003A, 5.250%, 10/01/23 - FSA Insured

       1,680   Castaic Lake Water Agency, California, Revenue Certificates   8/14 at 100.00       AAA       1,767,360
                of Participation, Series 2004A, 5.000%, 8/01/20 - AMBAC
                Insured

----
4

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer (continued)

 $     4,250   Los Angeles Department of Water and Power, California,        7/11 at 100.00        AA $     4,328,030
                Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%,
                7/01/41

       1,500   Metropolitan Water District of Southern California, Water    10/14 at 100.00       AAA       1,560,195
                Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA
                Insured

       1,190   Pasadena, California, Water Revenue Refunding Bonds, Series   6/13 at 100.00       AAA       1,258,330
                2003, 5.000%, 6/01/20 - FGIC Insured

       1,670   Sacramento County Sanitation District Financing Authority,   12/10 at 101.00        AA       2,164,637
                California, Revenue Bonds, Series 694R-A, 10.763%,
                12/01/10 (IF)

       1,385   Sacramento County Sanitation District Financing Authority,   12/10 at 101.00        AA       1,711,735
                California, Revenue Bonds, Series 694R-B, 9.115%, 12/01/11
                (IF)

       2,055   Westlands Water District, California, Revenue Certificates    3/15 at 100.00       AAA       2,135,860
                of Participation, Series 2005A, 5.000%, 9/01/24 - MBIA
                Insured
---------------------------------------------------------------------------------------------------------------------
 $   237,884   Total Long-Term Investments (cost $243,585,044) - 96.6%                                    254,897,249
---------------------------------------------------------------------------------------------------------------------
------------
               Short-Term Investments - 0.3%

         750   Puerto Rico Government Development Bank, Adjustable                                A-1         750,000
                Refunding Bonds, Variable Rate Demand Obligations, Series
                1985, 2.850%, 12/01/15 - MBIA Insured+
---------------------------------------------------------------------------------------------------------------------
 $       750   Total Short-Term Investments (cost $750,000)                                                   750,000
---------------------------------------------------------------------------------------------------------------------
------------
               Total Investments (cost $244,335,044) - 96.9%                                              255,647,249
               -----------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.1%                                                         8,212,258
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   263,859,507
               -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $244,496,126.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $11,756,325
       Depreciation                                               (605,202)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,151,123
     ----------------------------------------------------------------------


----
5

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.9%

 $     2,125 California Educational Facilities Authority, Student Loan     3/08 at 102.00       Aaa $     2,211,551
              Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%,
              3/01/21 (Alternative Minimum Tax) - MBIA Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00       AAA       2,355,750
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       5,000 Long Beach Bond Financing Authority, California, Lease       11/11 at 101.00       AAA       5,225,200
              Revenue Refunding Bonds, Long Beach Aquarium of the South
              Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 2.5%

       2,000 Antelope Valley Healthcare District, California, Insured      1/08 at 102.00       AAA       2,092,720
              Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 -
              FSA Insured

       4,000 California Statewide Community Development Authority,         8/09 at 101.00       AAA       4,262,680
              Certificates of Participation, Sutter Health Obligated
              Group, Series 1999, 5.500%, 8/15/31 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.8%

       4,180 California Statewide Community Development Authority,        12/11 at 100.00       AAA       4,293,612
              Multifamily Housing Revenue Senior Bonds, Westgate
              Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34
              (Alternative Minimum Tax) - AMBAC Insured

       3,865 Los Angeles, California, GNMA Mortgage-Backed Securities      7/11 at 102.00       AAA       4,006,343
              Program Multifamily Housing Revenue Bonds, Park Plaza West
              Senior Apartments, Series 2001B, 5.400%, 1/20/31
              (Alternative Minimum Tax)

       1,285 Santa Cruz County Housing Authority, California, GNMA         7/09 at 102.00       AAA       1,322,753
              Collateralized Multifamily Housing Revenue Bonds,
              Northgate Apartments, Series 1999A, 5.500%, 7/20/40
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.9%

       3,355 California Rural Home Mortgage Finance Authority, FNMA        6/12 at 101.00       Aaa       3,437,600
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative
              Minimum Tax)

             California Department of Veterans Affairs, Home Purchase
             Revenue Bonds, Series 2002A:
       3,500  5.300%, 12/01/21 - AMBAC Insured                             6/12 at 101.00       AAA       3,678,220
       5,000  5.350%, 12/01/27 - AMBAC Insured                             6/12 at 101.00       AAA       5,187,800
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 16.3%

             Bonita Unified School District, San Diego County,
             California, General Obligation Bonds, Series 2004A:
       1,425  5.250%, 8/01/20 - MBIA Insured                               8/14 at 100.00       AAA       1,547,265
       1,570  5.250%, 8/01/21 - MBIA Insured                               8/14 at 100.00       AAA       1,698,740

       3,570 California, General Obligation Bonds, Series 2004, 5.000%,    2/14 at 100.00       AAA       3,789,662
              2/01/17 - AMBAC Insured

       4,080 Chaffey Joint Union High School District, San Bernardino      8/15 at 100.00       AAA       4,302,115
              County, California, General Obligation Bonds, Series 2005,
              5.000%, 8/01/23 - FGIC Insured

       1,365 El Segundo Unified School District, Los Angeles County,       9/14 at 100.00       AAA       1,483,045
              California, General Obligation Bonds, Series 2004, 5.250%,
              9/01/20 - FGIC Insured

       1,610 Eureka Unified School District, Humboldt County,              8/12 at 101.00       AAA       1,734,839
              California, General Obligation Bonds, Series 2002, 5.250%,
              8/01/23 - FSA Insured

       1,000 Fremont Unified School District, Alameda County,              8/12 at 101.00       AAA       1,055,900
              California, General Obligation Bonds, Series 2002A,
              5.000%, 8/01/21 - FGIC Insured

             Golden West Schools Financing Authority, California,
             General Obligation Revenue Refunding Bonds, School District
             Program, Series 1998A:
       2,650  0.000%, 8/01/19 - MBIA Insured                                8/13 at 68.56       AAA       1,260,897
       2,755  0.000%, 8/01/20 - MBIA Insured                                8/13 at 63.85       AAA       1,216,360

       2,500 Huntington Beach Union High School District, Orange County,   8/14 at 100.00       AAA       2,633,725
              California, General Obligation Bonds, Series 2004, 5.000%,
              8/01/22 - FSA Insured

             Imperial Community College District, Imperial County,
             California, General Obligation Bonds, Series 2005:
       1,330  5.000%, 8/01/23 - FGIC Insured                               8/14 at 100.00       AAA       1,396,221
       1,510  5.000%, 8/01/24 - FGIC Insured                               8/14 at 100.00       AAA       1,580,728

----
6

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,460 Jurupa Unified School District, Riverside County,             8/13 at 100.00       AAA $     1,532,606
              California, General Obligation Bonds, Series 2004,
              5.000%, 8/01/24 - FGIC Insured

       1,255 Los Angeles Community College District, Los Angeles County,   8/15 at 100.00       AAA       1,319,269
              California, General Obligation Bonds, Series 2005A,
              5.000%, 8/01/24 - FSA Insured

       5,000 Los Angeles Unified School District, California, General      7/12 at 100.00       AAA       5,203,700
              Obligation Bonds, Series 2002E, 5.125%, 1/01/27 - MBIA
              Insured

       1,280 Los Angeles Unified School District, California, General      7/13 at 100.00       AAA       1,343,514
              Obligation Bonds, Series 2003A, 5.000%, 7/01/24 - FSA
              Insured

             Oakland Unified School District, Alameda County,
             California, General Obligation Bonds, Series 2005:
         360  5.000%, 8/01/25 - MBIA Insured                               8/15 at 100.00       AAA         376,121
         380  5.000%, 8/01/26 - MBIA Insured                               8/15 at 100.00       AAA         396,712

             San Jose-Evergreen Community College District, Santa Clara
             County, California, General Obligation Bonds, Series 2005A:
         285  5.000%, 9/01/25 - MBIA Insured                               9/15 at 100.00       AAA         298,768
         415  5.000%, 9/01/27 - MBIA Insured                               9/15 at 100.00       AAA         433,708

       2,335 San Juan Unified School District, Sacramento County,          8/14 at 100.00       AAA       2,487,779
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/18 - MBIA Insured

       1,000 San Ramon Valley Unified School District, Contra Costa        8/14 at 100.00       AAA       1,046,840
              County, California, General Obligation Bonds, Series 2004,
              5.000%, 8/01/24 - FSA Insured

       3,040 Sulphur Springs Union School District, Los Angeles County,      No Opt. Call       AAA       1,987,947
              California, General Obligation Bonds, Series 1991A,
              0.000%, 9/01/15 - MBIA Insured

       1,000 Washington Unified School District, Yolo County,              8/13 at 100.00       AAA       1,054,690
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/22 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.6%

         385 Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call       AAA         442,835
              Bonds, Central Redevelopment Project, Series 1994A,
              7.000%, 9/01/14 - MBIA Insured

       1,655 Bell Community Housing Authority, California, Lease Revenue  10/15 at 100.00       AAA       1,690,367
              Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

       7,005 Big Bear Lake Financing Authority, San Bernardino County,     2/06 at 102.00       AAA       7,161,352
              California, Tax Allocation Revenue Refunding Bonds, Series
              1995, 6.300%, 8/01/25 - AMBAC Insured

       2,250 Brea and Olinda Unified School District, Orange County,       8/11 at 101.00       AAA       2,329,448
              California, Certificates of Participation Refunding,
              Series 2002A, 5.125%, 8/01/26 - FSA Insured

       1,960 California Infrastructure Economic Development Bank,         12/13 at 100.00       AAA       2,048,827
              Revenue Bonds, North County Center for Self- Sufficiency
              Corporation, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       2,000 Cerritos Public Financing Authority, California, Tax         11/17 at 102.00       AAA       2,105,720
              Allocation Revenue Bonds, Los Cerritos Redevelopment
              Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

       1,400 Chula Vista Public Financing Authority, California, Pooled    9/15 at 100.00       AAA       1,444,072
              Community Facility District Assessment Revenue Bonds,
              Series 2005A, 5.000%, 9/01/29 - MBIA Insured

       2,285 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00       AAA       2,416,068
              California, General Obligation Bonds, School Facilities
              Improvement District 1, Series 2004B, 5.000%, 10/01/21 -
              MBIA Insured

       1,185 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00       AAA       1,234,320
              California, General Obligation Bonds, School Facilities
              Improvement District 2, Series 2004B, 5.000%, 10/01/27 -
              FSA Insured

         260 Hesperia Community Redevelopment Agency, California, Tax      9/15 at 100.00       AAA         273,827
              Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA
              Insured

       1,000 Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00       AAA       1,053,710
              Allocation Bonds, Bunker Hill Project, Series 2004A,
              5.000%, 12/01/20 - FSA Insured

       2,000 Los Angeles County Metropolitan Transportation Authority,     7/13 at 100.00       AAA       2,122,300
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

       1,590 Los Angeles County Metropolitan Transportation Authority,     7/15 at 100.00       AAA       1,664,539
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC
              Insured

----
7

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,460 Moreno Valley Unified School District, Riverside County,      3/14 at 100.00       AAA $     1,516,385
              California, Certificates of Participation, Series 2005,
              5.000%, 3/01/23 - FSA Insured

      14,050 Paramount Redevelopment Agency, California, Tax Allocation      No Opt. Call       AAA       4,851,746
              Refunding Bonds, Redevelopment Project Area 1, Series
              1998, 0.000%, 8/01/26 - MBIA Insured

         290 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00       AAA         295,246
              Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35
              - XLCA Insured

       8,000 Riverside County, California, Asset Leasing Corporate         6/12 at 101.00       AAA       8,382,400
              Leasehold Revenue Bonds, Riverside County Hospital
              Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

         610 Riverside County Public Financing Authority, California,     10/15 at 100.00       AAA         622,072
              Tax Allocation Bonds, Multiple Projects, Series 2005A,
              5.000%, 10/01/35 - XLCA Insured

       3,560 Roseville, California, Special Tax Bonds, Community           9/15 at 100.00       AAA       3,657,971
              Facilities District 1 - Woodcreek West, Series 2005,
              5.000%, 9/01/30 - AMBAC Insured

       1,490 Tulare Public Financing Authority, California, Lease         10/07 at 102.00       AAA       1,564,604
              Revenue Bonds, Capital Facilities Project, Series 1997,
              5.125%, 10/01/22 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 9.7%

       6,500 Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00       AAA       6,686,745
              California, Toll Road Revenue Bonds, Series 1995A,
              5.000%, 1/01/35 - MBIA Insured

       3,255 Foothill/Eastern Transportation Corridor Agency,              1/10 at 101.00       AAA       3,521,519
              California, Toll Road Revenue Refunding Bonds,
              Series 1999, 5.750%, 1/15/40 - MBIA Insured

       2,000 Port of Oakland, California, Revenue Bonds, Series 2000K,     5/10 at 100.00       AAA       2,125,860
              5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

       1,290 San Francisco Airports Commission, California, Special        1/08 at 101.00       AAA       1,334,608
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 1997A,
              5.250%, 1/01/22 (Alternative Minimum Tax) - AMBAC Insured

       3,470 San Francisco Airports Commission, California, Revenue        5/08 at 101.00       AAA       3,613,242
              Bonds, San Francisco International Airport, Second Series
              Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) - FSA
              Insured

       1,320 San Francisco Airports Commission, California, Special        1/08 at 102.00       AAA       1,404,440
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 2000A,
              6.100%, 1/01/20 (Alternative Minimum Tax) - FSA Insured

         625 San Francisco Airports Commission, California, Revenue        5/10 at 101.00       AAA         653,581
              Bonds, San Francisco International Airport, Second Series
              2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

       5,000 San Francisco Airports Commission, California, Revenue        5/11 at 100.00       AAA       5,124,000
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001, Issue 27A, 5.250%, 5/01/31
              (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 25.9%

         750 Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call       AAA         869,625
              Bonds, Central Redevelopment Project, Series 1994A,
              7.000%, 9/01/14 - MBIA Insured

      27,750 California, Various Purpose General Obligation Bonds,         3/10 at 101.00       AAA      30,617,962
              Series 2000, 5.750%, 3/01/27 (Pre-refunded to 3/01/10) -
              MBIA Insured

       3,305 Centinela Valley Union High School District, Los Angeles      8/10 at 102.00       AAA       3,470,581
              County, California, General Obligation Bonds,
              Series 2002C, 5.200%, 8/01/32 - FGIC Insured

       7,040 Norwalk Community Facilities Financing Authority, Los         1/06 at 102.00       AAA       7,196,499
              Angeles County, California, Tax Allocation Revenue
              Refunding Bonds, Series 1995A, 6.050%, 9/01/25
              (Pre-refunded to 1/03/06) - FSA Insured

       3,195 Desert Community College District, Riverside County,          8/14 at 100.00       AAA       3,483,668
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/23 (Pre-refunded to 8/01/14) - MBIA Insured

       6,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00       AAA       6,603,480
              Foundation - Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured

       5,120 Orange County, California, Recovery Certificates of           7/06 at 102.00       AAA       5,306,163
              Participation, Series 1996A, 6.000%, 7/01/26 (Pre-refunded to 7/01/06) - MBIA Insured

       4,570 Sacramento City Unified School District, Sacramento County,   7/09 at 102.00       Aaa       5,064,383
              California, General Obligation Bonds, Series 2000A,
              6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured

----
8

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** (continued)

 $     2,500   San Bernardino County Transportation Authority, California,   3/06 at 100.00       AAA $     2,653,200
                Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
                3/01/10 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
               Utilities - 6.7%

       1,310   Anaheim Public Finance Authority, California, Second Lien    10/14 at 100.00       AAA       1,422,175
                Electric Distribution Revenue Bonds, Series 2004, 5.250%,
                10/01/17 - MBIA Insured

       5,000   California Pollution Control Financing Authority,             4/11 at 102.00       AAA       5,306,000
                Remarketed Revenue Bonds, Pacific Gas and Electric
                Company, Series 1996A, 5.350%, 12/01/16 (Alternative
                Minimum Tax) - MBIA Insured

       1,000   California Pollution Control Financing Authority, Revenue     9/09 at 101.00       AAA       1,063,290
                Refunding Bonds, Southern California Edison Company,
                Series 1999B, 5.450%, 9/01/29 - MBIA Insured

         595   Merced Irrigation District, California, Electric System       9/15 at 100.00       AAA         615,736
                Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       3,500   Northern California Power Agency, Revenue Refunding Bonds,    7/08 at 101.00       AAA       3,651,900
                Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 -
                MBIA Insured

       1,950   Salinas Valley Solid Waste Authority, California, Revenue     8/12 at 100.00       AAA       2,022,520
                Bonds, Series 2002, 5.250%, 8/01/27 (Alternative Minimum
                Tax) - AMBAC Insured

       2,700   Santa Clara, California, Subordinate Electric Revenue         7/13 at 100.00       AAA       2,832,732
                Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 6.9%

       3,070   California Special District Finance Program, Certificates     9/10 at 100.00       AAA       3,212,909
                of Participation, Water and Wastewater Revenue Bonds,
                Jurupa Community Services District, Series 2001NN, 5.250%,
                9/01/32 - MBIA Insured

       2,850   Metropolitan Water District of Southern California, Water     1/08 at 101.00       AAA       2,897,225
                Revenue Bonds, Series 1997A, 5.000%, 7/01/37 - FGIC Insured

       6,000   Orange County Sanitation District, California, Certificates   8/13 at 100.00       AAA       6,124,080
                of Participation, Series 2003, 5.000%, 2/01/33 - FGIC
                Insured

       1,000   Orange County Water District, California, Revenue             2/15 at 100.00       AAA       1,038,440
                Certificates of Participation, Series 2005B,
                5.000%, 8/15/24 - MBIA Insured

       1,500   Sacramento County Sanitation District Financing Authority,   12/14 at 100.00       AAA       1,587,450
                California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21
                - AMBAC Insured

       2,500   Westlands Water District, California, Revenue Certificates    3/15 at 100.00       AAA       2,571,652
                of Participation, Series 2005A, 5.000%, 9/01/30 - MBIA
                Insured
---------------------------------------------------------------------------------------------------------------------
 $   250,835   Total Long-Term Investments (cost $236,961,185) - 99.2%                                    250,208,854
---------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 0.8%                                                         2,010,282
               ------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   252,219,136
               ------------------------------------------------------------------------------------------------------

              Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $236,798,633.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $13,764,728
       Depreciation                                               (354,507)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $13,410,221
     ----------------------------------------------------------------------


----
9

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.7%

 $     4,695 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $     4,758,476
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 19.3%

         865 Connecticut Higher Education Supplemental Loan Authority,    11/11 at 100.00       Aaa         898,787
              Revenue Bonds, Family Education Loan Program, Series
              2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA
              Insured

       1,125 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00        AA       1,137,803
              Revenue Bonds, Sacred Heart University, Series 1998E,
              5.000%, 7/01/28 - RAAI Insured

       1,490 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00        AA       1,524,151
              Revenue Bonds, Canterbury School, Series 1998A, 5.000%,
              7/01/18 - RAAI Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/07 at 102.00       AAA       1,045,980
              Revenue Bonds, Suffield Academy, Series 1997A, 5.400%,
              7/01/27 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Connecticut State University System, Series
             2005H:
       1,100  5.000%, 11/01/17 - FSA Insured                              11/15 at 100.00       AAA       1,185,096
       4,700  5.000%, 11/01/18 - FSA Insured                              11/15 at 100.00       AAA       5,043,758

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call       Aaa       1,106,440
              Revenue Bonds, Loomis Chaffee School, Series 2005F,
              5.250%, 7/01/18 - AMBAC Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00       Aaa       2,142,180
              Revenue Bonds, Horace Bushnell Memorial Hall, Series
              1999A, 5.625%, 7/01/29 - MBIA Insured

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call       AAA       1,084,580
              Revenue Bonds, Connecticut State University System, Series
              2003F, 5.000%, 11/01/13 - FSA Insured

         650 Connecticut Health and Educational Facilities Authority,      1/15 at 100.00       Aaa         697,294
              Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16
              - MBIA Insured

         750 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00       AAA         816,315
              Revenue Bonds, Connecticut College, Series 2000D, 5.750%,
              7/01/30 - MBIA Insured

       2,250 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00       AAA       2,329,808
              Revenue Bonds, Trinity College, Series 2001G, 5.000%,
              7/01/31 - AMBAC Insured

         650 Connecticut Health and Educational Facilities Authority,      4/14 at 100.00       AAA         694,629
              Revenue Bonds, Trinity College, Series 2004H, 5.000%,
              7/01/17 - MBIA Insured

         925 Connecticut Health and Educational Facilities Authority,      3/11 at 101.00       AAA         952,695
              Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%,
              3/01/32 - FSA Insured

         900 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00        A2         953,028
              Revenue Bonds, Loomis Chaffee School, Series 2001E,
              5.250%, 7/01/21

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, University of Hartford, Series 2002E:
       1,000  5.500%, 7/01/22 - RAAI Insured                               7/12 at 101.00        AA       1,077,320
       6,000  5.250%, 7/01/32 - RAAI Insured                               7/12 at 101.00        AA       6,237,660

       4,500 Connecticut Health and Educational Facilities Authority,      7/09 at 100.00       AAA       4,685,715
              Revenue Bonds, Yale University, Series 2002W, 5.125%,
              7/01/27

       1,540 Connecticut Health and Educational Facilities Authority,      7/13 at 100.00       AAA       1,593,469
              Revenue Bonds, Brunswick School, Series 2003B, 5.000%,
              7/01/33 - MBIA Insured

       2,160 University of Connecticut, Special Obligation Student Fee     5/12 at 100.00       AA-       2,318,026
              Revenue Bonds, Series 2002A, 5.250%, 5/15/18

       3,120 University of Connecticut, Student Fee Revenue Refunding     11/12 at 101.00       AAA       3,374,311
              Bonds, Series 2002A, 5.250%, 11/15/20 - FGIC Insured

       1,500 University of Connecticut, General Obligation Bonds, Series   4/11 at 101.00        AA       1,608,225
              2001A, 5.250%, 4/01/20

       1,000 University of Connecticut, General Obligation Bonds, Series   4/12 at 100.00        AA       1,079,420
              2002A, 5.375%, 4/01/19

             University of Connecticut, General Obligation Bonds, Series
             2004A:
       7,000  5.000%, 1/15/13 - MBIA Insured                                 No Opt. Call       AAA       7,570,080
       1,435  5.000%, 1/15/16 - MBIA Insured                               1/14 at 100.00       AAA       1,538,277

       2,670 University of Connecticut, General Obligation Bonds, Series   2/15 at 100.00       AAA       2,868,488
              2005A, 5.000%, 2/15/17 - FSA Insured

----
10

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 7.1%

 $     2,000 Connecticut Health and Educational Facilities Authority,      1/06 at 100.00       AAA $     2,037,080
              Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
              6.625%, 7/01/18 - MBIA Insured

         800 Connecticut Health and Educational Facilities Authority,      1/06 at 101.00       AAA         809,584
              Revenue Bonds, New Britain General Hospital Issue, Series
              1994B, 6.000%, 7/01/24 - AMBAC Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00       Aaa       1,046,490
              Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%,
              7/01/18 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Hospital for Special Care, Series 1997B:
       1,000  5.375%, 7/01/17                                              7/07 at 102.00       BB+         992,720
       3,500  5.500%, 7/01/27                                              7/07 at 102.00       BB+       3,409,280

       1,550 Connecticut Health and Educational Facilities Authority,      7/06 at 102.00       AAA       1,600,344
              Revenue Bonds, Greenwich Hospital, Series 1996A, 5.800%,
              7/01/26 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Danbury Hospital, Series 1999G:
         500  5.700%, 7/01/22 - AMBAC Insured                              7/09 at 101.00       AAA         537,420
       1,000  5.625%, 7/01/25 - AMBAC Insured                              7/09 at 101.00       AAA       1,071,090

       1,500 Connecticut Health and Educational Facilities Authority,     11/09 at 101.00       AAA       1,620,600
              Revenue Bonds, Catholic Health East, Series 1999F, 5.750%,
              11/15/29 - MBIA Insured

       2,725 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00        AA       2,898,392
              Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%,
              7/01/20 - RAAI Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00        AA       2,169,120
              Revenue Bonds, Eastern Connecticut Health Network, Series
              2000A, 6.000%, 7/01/25 - RAAI Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/12 at 101.00        AA       2,115,440
              Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%,
              7/01/32 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.9%

       1,890 Bridgeport Housing Authority, Connecticut, Multifamily       12/09 at 102.00       N/R       2,022,659
              Housing Revenue Bonds, Stratfield Apartments, Series 1999,
              7.250%, 12/01/24 (Alternative Minimum Tax)

       2,000 Connecticut Housing Finance Authority, Housing Mortgage      12/09 at 100.00       AAA       2,075,460
              Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
              (Alternative Minimum Tax)

       1,420 New Britain Senior Citizens Housing Development               1/06 at 100.00       AAA       1,425,751
              Corporation, Connecticut, FHA-Insured Section 8 Assisted
              Mortgage Revenue Refunding Bonds, Nathan Hale Apartments,
              Series 1992A, 6.875%, 7/01/24
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

       1,595 Connecticut Housing Finance Authority, Housing Mortgage      11/10 at 100.00       AAA       1,623,662
              Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Industrials - 2.2%

       5,250 Connecticut Resource Recovery Authority, Revenue Bonds,       5/06 at 100.50      Baa2       5,311,793
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)

       1,000 Connecticut Resource Recovery Authority, Revenue Bonds,      12/11 at 102.00      Baa2       1,028,000
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.9%

         500 Connecticut Housing Finance Authority, Group Home Mortgage    6/10 at 102.00       AAA         529,050
              Finance Program Special Obligation Bonds, Series 2000GH-5,
              5.850%, 6/15/30 - AMBAC Insured

       1,000 Connecticut Health and Educational Facilities Authority,      8/08 at 102.00       AAA       1,026,240
              FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
              Hospital, Series 1999B, 5.200%, 8/01/38

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Church Homes Inc. -
             Congregational Avery Heights, Series 1997:
       1,700  5.700%, 4/01/12                                              4/07 at 102.00      BBB-       1,752,224
       2,560  5.800%, 4/01/21                                              4/07 at 102.00      BBB-       2,606,208

----
11

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

 $     1,875 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00      BBB+ $     1,921,519
              Revenue Refunding Healthcare Bonds, Elim Park Baptist Home
              Inc., Series 1998A, 5.375%, 12/01/18

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Connecticut Baptist
             Homes Inc., Series 1999:
       1,000  5.500%, 9/01/15 - RAAI Insured                               9/09 at 102.00        AA       1,061,420
         500  5.625%, 9/01/22 - RAAI Insured                               9/09 at 102.00        AA         534,390

       1,000 Connecticut Development Authority, First Mortgage Gross      12/09 at 102.00       N/R       1,080,780
              Revenue Refunding Healthcare Bonds, Mary Wade Home Inc.,
              Series 1999A, 6.375%, 12/01/18

             Connecticut Development Authority, Revenue Refunding Bonds,
             Duncaster Inc., Series 1999A:
       2,200  5.250%, 8/01/19 - RAAI Insured                               2/10 at 102.00        AA       2,290,552
       3,910  5.375%, 8/01/24 - RAAI Insured                               2/10 at 102.00        AA       4,081,258
----------------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sprague, Connecticut, Environmental Improvement Revenue      10/07 at 102.00       BBB       1,033,210
              Bonds, International Paper Company, Series 1997A, 5.700%,
              10/01/21 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.3%

       2,800 Bridgeport, Connecticut, General Obligation Bonds, Series     3/07 at 101.00       AAA       2,887,220
              1997A, 5.250%, 3/01/17 - AMBAC Insured

       1,500 Bridgeport, Connecticut, General Obligation Refunding         8/12 at 100.00       Aaa       1,625,250
              Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured

       1,440 Bridgeport, Connecticut, General Obligation Bonds, Series     9/13 at 100.00       AAA       1,553,386
              2003A, 5.250%, 9/15/22 - FSA Insured

         325 Canterbury, Connecticut, General Obligation Bonds, Series       No Opt. Call        A3         362,980
              1989, 7.200%, 5/01/09

         395 Colchester, Connecticut, General Obligation Bonds, Series     6/11 at 102.00       Aaa         436,163
              2001, 5.500%, 6/15/14 - FGIC Insured

       5,000 Connecticut, General Obligation Residual Certificates,          No Opt. Call       Aa2       6,753,050
              Series 514, 9.940%, 12/15/13 (IF)

       1,000 Connecticut, General Obligation Bonds, Series 2002D,         11/12 at 100.00        AA       1,085,240
              5.375%, 11/15/21

       1,000 Connecticut, General Obligation Bonds, Series 2001D,         11/11 at 100.00        AA       1,051,720
              5.000%, 11/15/20

       3,330 Connecticut, General Obligation Bonds, Series 2004C,          4/14 at 100.00       AAA       3,499,997
              5.000%, 4/01/23 - FGIC Insured

       1,090 Connecticut, General Obligation Bonds, Series 2004D,            No Opt. Call       AAA       1,181,724
              5.000%, 12/01/13 - MBIA Insured

       1,015 East Lyme, Connecticut, General Obligation Bonds, Series      7/11 at 102.00       Aaa       1,084,193
              2001, 5.000%, 7/15/16 - FGIC Insured

         200 Glastonbury, Connecticut, General Obligation Bonds, Series      No Opt. Call       Aa1         205,552
              1988, 7.200%, 8/15/06

             Hartford, Connecticut, General Obligation Bonds, Series
             2005A:
       1,195  5.000%, 8/01/20 - FSA Insured                                8/15 at 100.00       AAA       1,270,751
         595  5.000%, 8/01/21 - FSA Insured                                8/15 at 100.00       AAA         630,771
       1,210  4.375%, 8/01/24 - FSA Insured                                8/15 at 100.00       AAA       1,184,227

       1,300 Hartford, Connecticut, General Obligation Bonds, Series         No Opt. Call       AAA       1,415,141
              2005C, 5.000%, 9/01/17 - MBIA Insured

         340 Middletown, Connecticut, General Obligation Bonds, Series       No Opt. Call        AA         344,651
              1990, 6.900%, 4/15/06

       1,630 New Haven, Connecticut, General Obligation Bonds, Series     11/10 at 101.00       AAA       1,717,564
              2001A, 5.000%, 11/01/20 - FGIC Insured

             New London, Connecticut, General Obligation Bonds, Series
             1988:
         120  7.300%, 12/01/05                                               No Opt. Call        A+         120,013
         100  7.300%, 12/01/07                                               No Opt. Call        A+         107,636

       1,000 Newtown, Connecticut, General Obligation Bonds, Series          No Opt. Call       Aa2       1,022,340
              2004, 4.000%, 6/15/11

         975 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A       1,026,100
              2000A, 6.000%, 6/01/20 - ACA Insured

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1989:
         160  7.400%, 5/01/08                                                No Opt. Call       Aa3         174,800
         160  7.400%, 5/01/09                                                No Opt. Call       Aa3         180,149

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1991:
         275  6.500%, 2/15/10 - AMBAC Insured                                No Opt. Call       AAA         307,577
         270  6.500%, 2/15/11 - AMBAC Insured                                No Opt. Call       AAA         308,216

----
12

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Regional School District 16, Beacon Falls and Prospect,
             Connecticut, General Obligation Bonds, Series 2000:
 $       650  5.500%, 3/15/18 - FSA Insured                                3/10 at 101.00       Aaa $       700,882
         650  5.625%, 3/15/19 - FSA Insured                                3/10 at 101.00       Aaa         704,074
         650  5.700%, 3/15/20 - FSA Insured                                3/10 at 101.00       Aaa         706,934

       1,460 Regional School District 8, Andover, Hebron and               5/11 at 101.00       Aaa       1,540,534
              Marlborough, Connecticut, General Obligation Bonds,
              Series 2002, 5.000%, 5/01/21 - FSA Insured

         420 Regional School District 15, Connecticut, General             8/10 at 101.00       Aaa         439,845
              Obligation Bonds, Series 2002, 5.000%, 8/15/22 -
              FSA Insured

       2,050 Stratford, Connecticut, General Obligation Bonds, Series      2/12 at 100.00       AAA       2,053,813
              2002, 4.000%, 2/15/16 - FSA Insured

             Suffield, Connecticut, General Obligation Bonds, Series
             2005:
         600  5.000%, 6/15/17                                                No Opt. Call        AA         653,574
         600  5.000%, 6/15/19                                                No Opt. Call        AA         656,004

       3,700 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA       5,047,947
              2001, 9.480%, 7/01/19 - FSA Insured (IF)

       3,000 Waterbury, Connecticut, General Obligation Bonds, Series        No Opt. Call       AAA       3,229,440
              2004B, 5.000%, 4/01/13 - FSA Insured

             Watertown, Connecticut, General Obligation Bonds, Series
             2005:
       1,055  5.000%, 8/01/14 - MBIA Insured                                 No Opt. Call       Aaa       1,139,780
       1,060  5.000%, 8/01/15 - MBIA Insured                                 No Opt. Call       Aaa       1,145,404

       2,170 West Hartford, Connecticut, General Obligation Bonds,        10/15 at 100.00       AAA       2,349,502
              Series 2005B, 5.000%, 10/01/17

             Winchester, Connecticut, General Obligation Bonds, Series
             1990:
         140  6.750%, 4/15/06                                                No Opt. Call        A2         141,844
         140  6.750%, 4/15/07                                                No Opt. Call        A2         146,458
         140  6.750%, 4/15/08                                                No Opt. Call        A2         150,749
         140  6.750%, 4/15/09                                                No Opt. Call        A2         154,696
         140  6.750%, 4/15/10                                                No Opt. Call        A2         158,204
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.2%

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Nursing Home Program -St. Camillus Health
             Center, Series 1994:
       1,910  6.250%, 11/01/18                                             5/06 at 101.00        AA       1,932,252
       3,525  6.250%, 11/01/18 - AMBAC Insured                             5/06 at 101.00       AAA       3,568,146

         825 Connecticut Health and Educational Facilities Authority,      7/08 at 102.00       AAA         841,715
              Revenue Bonds, Child Care Facilities Program,
              Series 1998A, 5.000%, 7/01/28 - AMBAC Insured

       4,710 Connecticut Health and Educational Facilities Authority,      5/06 at 101.00       AAA       4,767,650
              Revenue Bonds, Nursing Home Program - St. Joseph's Manor,
              Series 1994, 6.250%, 11/01/16 - AMBAC Insured

       3,000 Connecticut Health and Educational Facilities Authority,      5/06 at 101.00       AAA       3,036,900
              Revenue Bonds, Nursing Home Program - Jewish Home for the
              Elderly, Series 1994, 6.250%, 11/01/20 - AMBAC Insured

       2,895 Connecticut Health and Educational Facilities Authority,      7/08 at 105.00         A       3,153,031
              Revenue Bonds, New Opportunities for Waterbury Inc.,
              Series 1998A, 6.750%, 7/01/28

       4,365 Connecticut Health and Educational Facilities Authority,     11/06 at 102.00        AA       4,539,425
              Revenue Bonds, Nursing Home Program - 3030 Park Fairfield
              Health Center, Series 1996, 6.250%, 11/01/21

       4,000 Connecticut, Special Tax Obligation Transportation           12/12 at 100.00       AAA       4,234,920
              Infrastructure Purpose Bonds, Series 2002B,
              5.000%, 12/01/20 - AMBAC Insured

       1,000 Connecticut, Special Tax Obligation Transportation            1/14 at 100.00       AAA       1,047,700
              Infrastructure Purpose Bonds, Series 2003B,
              5.000%, 1/01/23 - FGIC Insured

       1,150 Connecticut, Special Tax Obligation Transportation              No Opt. Call       AA-       1,292,485
              Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12

       1,870 Connecticut, Special Obligation Rate Reduction Bonds,           No Opt. Call       AAA       2,005,687
              Series 2004A, 5.000%, 6/30/11

             Connecticut, Certificates of Participation, Juvenile
             Training School, Series 2001:
       1,275  5.000%, 12/15/20                                            12/11 at 101.00       AA-       1,331,457
       1,000  5.000%, 12/15/30                                            12/11 at 101.00       AA-       1,028,960

----
13

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB $     2,219,820
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.3%

       2,100 Connecticut, General Airport Revenue Bonds, Bradley           4/11 at 101.00       AAA       2,147,481
              International Airport, Series 2001A, 5.125%, 10/01/26
              (Alternative Minimum Tax) - FGIC Insured

       1,360 New Haven, Connecticut, Revenue Refunding Bonds, Air Rights     No Opt. Call       AAA       1,509,763
              Parking Facility, Series 2002, 5.375%, 12/01/14 - AMBAC
              Insured

         250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC         172,918
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 14.7%

       1,000 Bridgeport, Connecticut, General Obligation Bonds, Series     7/10 at 101.00       AAA       1,114,820
              2000A, 6.000%, 7/15/19 (Pre-refunded to 7/15/10) - FGIC
              Insured

             Cheshire, Connecticut, General Obligation Bonds, Series
             1999:
         660  5.625%, 10/15/18 (Pre-refunded to 10/15/09)                 10/09 at 101.00    Aa3***         717,281
         660  5.625%, 10/15/19 (Pre-refunded to 10/15/09)                 10/09 at 101.00    Aa3***         717,281

       1,870 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA       1,981,059
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

             Connecticut, General Obligation Bonds, Series 2002B:
       1,000  5.500%, 6/15/19 (Pre-refunded to 6/15/12)                    6/12 at 100.00     AA***       1,104,270
       2,000  5.500%, 6/15/21 (Pre-refunded to 6/15/12)                    6/12 at 100.00     AA***       2,208,540

       2,500 Connecticut, General Obligation Bonds, Series 2002A,          4/12 at 100.00     AA***       2,739,025
              5.375%, 4/15/19 (Pre-refunded to 4/15/12)

       1,250 Connecticut Health and Educational Facilities Authority,      1/06 at 100.00       AAA       1,523,863
              Revenue Bonds, Lutheran General Healthcare System -
              Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Fairfield University, Series 1999I:
         925  5.250%, 7/01/25 (Pre-refunded to 7/01/09) - MBIA Insured     7/09 at 101.00       AAA         989,352
       2,755  5.500%, 7/01/29 (Pre-refunded to 7/01/09) - MBIA Insured     7/09 at 101.00       AAA       2,969,697

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Loomis Chaffee School, Series 2001D:
       1,000  5.500%, 7/01/23 (Pre-refunded to 7/01/11)                    7/11 at 101.00     A2***       1,097,940
         500  5.250%, 7/01/31 (Pre-refunded to 7/01/11)                    7/11 at 101.00     A2***         542,715

             Connecticut, Special Tax Obligation Transportation
             Infrastructure Purpose Bonds, Series 2002A:
       1,500  5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured      7/12 at 100.00       AAA       1,646,070
       1,780  5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured      7/12 at 100.00       AAA       1,953,336

       1,000 Hartford, Connecticut, Parking System Revenue Bonds, Series   7/10 at 100.00   Baa2***       1,119,530
              2000A, 6.500%, 7/01/25 (Pre-refunded to 7/01/10)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00       AAA       1,106,870
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded to 7/01/10) - MBIA Insured

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
       2,540  5.500%, 10/01/32                                            10/10 at 101.00       AAA       2,734,386
       4,500  5.500%, 10/01/40                                            10/10 at 101.00       AAA       4,844,385

       2,105 Stamford, Connecticut, General Obligation Bonds, Series       8/12 at 100.00       AAA       2,268,727
              2002, 5.000%, 8/15/15 (Pre-refunded to 8/15/12)

         500 University of Connecticut, Special Obligation Student Fee    11/10 at 101.00       AAA         554,640
              Revenue Bonds, Series 2000A, 5.750%, 11/15/29
              (Pre-refunded to 11/15/10) - FGIC Insured

         135 University of Connecticut, General Obligation Bonds, Series   3/10 at 101.00       AAA         147,127
              2000A, 5.550%, 3/01/18 (Pre-refunded to 3/01/10) - FGIC
              Insured

             University of Connecticut, General Obligation Bonds, Series
             2002A:
       3,065  5.375%, 4/01/17 (Pre-refunded to 4/01/12)                    4/12 at 100.00     AA***       3,356,972
       1,000  5.375%, 4/01/18 (Pre-refunded to 4/01/12)                    4/12 at 100.00     AA***       1,095,260

----
14

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** (continued)

               Waterbury, Connecticut, General Obligation Bonds, Series
               2002A:
 $     1,500    5.375%, 4/01/16 (Pre-refunded to 4/01/12) - FSA Insured      4/12 at 100.00       AAA $     1,642,890
       1,090    5.375%, 4/01/17 (Pre-refunded to 4/01/12) - FSA Insured      4/12 at 100.00       AAA       1,193,833

         910   Waterbury, Connecticut, General Obligation Tax Revenue        2/09 at 101.00     AA***         988,306
                Intercept Bonds, Series 2000, 6.000%, 2/01/18
                (Pre-refunded to 2/01/09) - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
               Utilities - 6.5%

       3,800   Bristol Resource Recovery Facility Operating Committee,         No Opt. Call       AAA       4,080,554
                Connecticut, Solid Waste Revenue Bonds, Covanta Bristol
                Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

       2,025   Connecticut Development Authority, Pollution Control         10/08 at 102.00      Baa1       2,157,476
                Revenue Refunding Bonds, Connecticut Light and Power
                Company, Series 1993A, 5.850%, 9/01/28

               Eastern Connecticut Resource Recovery Authority, Solid
               Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
               1993A:
         240    5.250%, 1/01/06 (Alternative Minimum Tax)                      No Opt. Call       BBB         240,300
       1,370    5.500%, 1/01/14 (Alternative Minimum Tax)                    1/06 at 100.00       BBB       1,381,234
       2,415    5.500%, 1/01/20 (Alternative Minimum Tax)                    1/06 at 100.00       BBB       2,413,310

               Guam Power Authority, Revenue Bonds, Series 1999A:
       2,280    5.125%, 10/01/29 - MBIA Insured                             10/09 at 101.00       AAA       2,398,902
       1,000    5.125%, 10/01/29 - AMBAC Insured                            10/09 at 101.00       AAA       1,052,150

       4,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       4,892,400
                TICS, Series 2002-1, 7.631%, 7/01/20 - MBIA Insured (IF)
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 6.8%

       1,550   Connecticut, State Revolving Fund General Revenue Bonds,     10/13 at 100.00       AAA       1,650,843
                Series 2003A, 5.000%, 10/01/16

       1,750   Connecticut Development Authority, Water Facilities Revenue   4/07 at 102.00         A       1,819,755
                Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%,
                4/01/35 (Alternative Minimum Tax)

               Greater New Haven Water Pollution Control Authority,
               Connecticut, Regional Wastewater System Revenue Bonds,
               Series 2005A:
       1,685    5.000%, 11/15/17 - MBIA Insured                             11/15 at 100.00       AAA       1,812,942
       1,440    5.000%, 11/15/30 - MBIA Insured                             11/15 at 100.00       AAA       1,502,539
       4,670    5.000%, 8/15/35 - MBIA Insured                              11/15 at 100.00       AAA       4,857,547

               South Central Connecticut Regional Water Authority, Water
               System Revenue Bonds, Eighteenth Series 2003A:
       3,000    5.000%, 8/01/20 - MBIA Insured                               8/13 at 100.00       AAA       3,170,310
       3,955    5.000%, 8/01/33 - MBIA Insured                               8/13 at 100.00       AAA       4,101,290

         500   Stamford, Connecticut, Water Pollution Control System and    11/13 at 100.00       AA+         516,050
                Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
---------------------------------------------------------------------------------------------------------------------
 $   265,850   Total Long-Term Investments (cost $273,065,396) - 98.9%                                    283,925,929
---------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.1%                                                         3,015,223
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   286,941,152
               -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

----
15

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
November 30, 2005


           At November 30, 2005, the cost of investments was $272,874,257.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $12,114,085
       Depreciation                                             (1,062,413)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,051,672
     ----------------------------------------------------------------------

                                                                              .

----
16

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Consumer Discretionary - 1.1%

 $     1,500   Boston Industrial Development Financing Authority,            9/12 at 102.00       Ba3 $     1,499,220
                Massachusetts, Senior Revenue Bonds, Crosstown Center
                Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
                Tax)
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 0.6%

         910   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB         922,303
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 13.9%

         895   Massachusetts Educational Finance Authority, Educational      1/12 at 100.00       AAA         915,925
                Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13
                (Alternative Minimum Tax) - AMBAC Insured

       3,075   Massachusetts Development Finance Authority, Revenue Bonds,   7/15 at 100.00       AAA       3,133,517
                Massachusetts College of Pharmacy and Allied Health
                Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured

       3,000   Massachusetts Development Finance Authority, Revenue Bonds,   3/09 at 101.00         A       3,068,280
                Curry College, Series 1999A, 5.500%, 3/01/29 - ACA Insured

         750   Massachusetts Development Finance Authority, Revenue Bonds,   9/13 at 100.00       AA-         796,088
                Milton Academy, Series 2003A, 5.000%, 9/01/19

       1,500   Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00       Aaa       1,537,995
                Williston Northampton School, Series 2005B, 5.000%,
                10/01/37 - XLCA Insured

       1,135   Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00       AAA       1,162,217
                Boston University, Series 2005T-1, 5.000%, 10/01/39 -
                AMBAC Insured

       1,800   Massachusetts Development Finance Agency, Revenue Bonds,      9/15 at 100.00       AAA       1,839,600
                Western New England College, Series 2005A, 5.000%, 9/01/33
                - AGC Insured

       1,000   Massachusetts Health and Educational Facilities Authority,      No Opt. Call       AA-       1,101,160
                Revenue Bonds, Boston College, Series 1993K, 5.375%,
                6/01/14

         500   Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00       AA+         527,300
                Revenue Bonds, Williams College, Series 2003H, 5.000%,
                7/01/21

         500   Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00       AA+         518,990
                Revenue Bonds, Wellesley College, Series 2003H, 5.000%,
                7/01/26

       1,000   Massachusetts Health and Educational Facilities Authority,      No Opt. Call       AAA       1,108,350
                Revenue Bonds, Massachusetts Institute of Technology,
                Series 2004M, 5.250%, 7/01/15

         425   Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00      BBB-         433,313
                Environmental Control Facilities Financing Authority,
                Higher Education Revenue Bonds, Ana G. Mendez University
                System, Series 1999, 5.375%, 2/01/19

               University of Massachusetts Building Authority, Senior Lien
               Project Revenue Bonds, Series 2005-1:
       1,495    5.000%, 5/01/14 - AMBAC Insured                                No Opt. Call       AAA       1,613,344
         860    5.000%, 5/01/15 - AMBAC Insured                                No Opt. Call       AAA         928,456

       1,000   University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00       AAA       1,074,710
                Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 -
                AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
               Healthcare - 15.6%

       2,900   Massachusetts Development Finance Authority, Revenue Bonds,   8/09 at 101.00         A       3,052,743
                Northern Berkshire Community Services Inc., Series 1999A,
                6.250%, 8/15/29 - ACA Insured

       1,500   Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00       AAA       1,506,075
                Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A,
                4.750%, 7/01/22 - FSA Insured

         600   Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00       AAA         642,834
                Revenue Bonds, New England Medical Center Hospitals,
                Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,785   Massachusetts Health and Educational Facilities Authority,    7/11 at 101.00       AA-       3,023,535
                Revenue Bonds, Partners HealthCare System Inc., Series
                2001C, 5.750%, 7/01/32

         375   Massachusetts Health and Educational Facilities Authority,    7/11 at 100.00       BBB         405,307
                Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                6.625%, 7/01/32

       3,000   Massachusetts Health and Educational Facilities Authority,   11/11 at 101.00        AA       3,096,360
                Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                5.250%, 11/15/31 - RAAI Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

 $     1,000 Massachusetts Health and Educational Facilities Authority,    1/12 at 101.00         A $     1,061,700
              Revenue Bonds, Covenant Health Systems Obligated Group,
              Series 2002, 6.000%, 7/01/31

       1,250 Massachusetts Health and Educational Facilities Authority,   10/11 at 101.00      BBB+       1,317,075
              Revenue Bonds, Berkshire Health System, Series 2001E,
              6.250%, 10/01/31

       1,000 Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00       AAA       1,061,800
              Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
              2002, 5.125%, 8/01/22 - FSA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,    7/12 at 101.00       BBB       1,072,800
              Revenue Bonds, Caritas Christi Obligated Group, Series
              2002B, 6.250%, 7/01/22

       1,770 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00       AAA       1,853,066
              Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
              5.000%, 8/15/21 - FGIC Insured

       1,475 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00       BBB       1,460,766
              Revenue Bonds, UMass Memorial Health Care, Series 2005D,
              5.000%, 7/01/33

       1,250 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00        AA       1,262,363
              Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%,
              8/15/35 - RAAI Insured

       1,400 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00      BBB-       1,379,028
              Revenue Bonds, Milton Hospital Project, Series 2005D,
              5.250%, 7/01/30
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       1,115 Framingham Housing Authority, Massachusetts, GNMA             8/10 at 105.00       AAA       1,227,481
              Collateralized Mortgage Revenue Refunding Bonds, Beaver
              Terrace Apartments, Series 2000A, 6.350%, 2/20/32

       2,855 Massachusetts Development Financing Authority, Assisted      12/09 at 102.00       N/R       2,778,486
              Living Revenue Bonds, Prospect House Apartments, Series
              1999, 7.000%, 12/01/31

       1,000 Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00       AAA       1,060,670
              Mortgage Loan Bonds, Hudner Associates Projects, Series
              1997, 5.650%, 1/01/22 - MBIA Insured

         500 Massachusetts Housing Finance Agency, Housing Revenue         6/13 at 100.00       AA-         506,005
              Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.5%

         650 Massachusetts Housing Finance Agency, Single Family Housing   6/10 at 100.00        AA         655,349
              Revenue Bonds, Series 84, 5.550%, 12/01/31 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Industrials - 0.3%

         400 Massachusetts Development Finance Agency, Solid Waste           No Opt. Call       BBB         424,340
              Disposal Revenue Bonds, Waste Management Inc., Series
              2003, 5.450%, 6/01/14
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.9%

       1,790 Massachusetts Development Finance Authority, Revenue Bonds,   9/09 at 102.00        AA       1,920,115
              May Institute, Series 1999, 5.750%, 9/01/24 - RAAI Insured

         885 Massachusetts Health and Educational Facilities Authority,    1/06 at 100.00       AAA         886,682
              Revenue Bonds, Cable Housing and Health Services, Series
              1993A, 5.625%, 7/01/13 - MBIA Insured

             Massachusetts Industrial Finance Agency, GNMA
             Collateralized Assisted Living Facility Revenue Bonds, TNG
             Draper Place Project, Series 1998:
         265  5.400%, 8/20/12 (Alternative Minimum Tax)                    8/08 at 105.00        AA         269,123
       2,490  6.450%, 8/20/39 (Alternative Minimum Tax)                    8/08 at 105.00        AA       2,721,421

       2,020 Massachusetts Industrial Finance Agency, GNMA                 6/09 at 102.00       AAA       2,095,548
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40
              (Alternative Minimum Tax)

         545 Massachusetts Industrial Finance Agency, FHA-Insured          2/06 at 102.00       AAA         557,573
              Project Revenue Bonds, Heights Crossing LP, Series 1995,
              6.000%, 2/01/15 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.2%

       1,085 Amherst-Pelham Regional School District, Massachusetts,      11/15 at 101.00       AAA       1,177,974
              General Obligation Bonds, Series 2005, 5.000%, 11/15/17 -
              FSA Insured

         500 Ashland, Massachusetts, General Obligation Bonds, Series      5/15 at 100.00       Aaa         540,015
              2004, 5.250%, 5/15/23 - AMBAC Insured

       1,160 Beverly, Massachusetts, General Obligation Bonds, Series     11/13 at 100.00       Aaa       1,224,252
              2003, 5.000%, 11/01/21 - MBIA Insured

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,000 Boston, Massachusetts, General Obligation Bonds, Series       8/11 at 100.00       Aa1 $     1,067,150
              2001B, 5.000%, 8/01/15

       1,500 Boston, Massachusetts, General Obligation Bonds, Series       1/15 at 100.00       Aa1       1,610,325
              2005A, 5.000%, 1/01/17

       1,090 Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00       Aaa       1,171,085
              2000, 5.375%, 4/01/17

       1,000 Erving, Massachusetts, General Obligation Bonds, Series       6/12 at 101.00       BBB       1,060,660
              2002, 5.500%, 6/15/16

       1,000 Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00       AAA       1,059,400
              2003, 5.000%, 2/01/21 - FSA Insured

       1,145 Falmouth, Massachusetts, General Obligation Bonds, Series     2/12 at 101.00       AA+       1,214,891
              2002, 5.000%, 2/01/19

         545 Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00       Aaa         573,602
              2001, 5.000%, 2/01/21 - AMBAC Insured

       1,335 Marlborough, Massachusetts, General Obligation Bonds,         6/09 at 101.00       Aaa       1,414,099
              Series 1999, 5.125%, 6/15/19 - FGIC Insured

       2,500 Massachusetts Bay Transportation Authority, General             No Opt. Call       AAA       3,110,850
              Obligation Transportation System Bonds, Series 1991A,
              7.000%, 3/01/21

       1,250 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call        AA       1,416,925
              Series 2002D, 5.500%, 8/01/19

       1,490 Northbridge, Massachusetts, General Obligation Bonds,         2/12 at 101.00       AAA       1,612,880
              Series 2002, 5.250%, 2/15/18 - AMBAC Insured

       1,000 Randolph, Massachusetts, General Obligation Bonds, Series       No Opt. Call       AAA       1,083,220
              2004, 5.000%, 9/01/13 - AMBAC Insured

       1,000 Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00       AAA       1,073,350
              2004, 5.000%, 3/15/15 - MBIA Insured

       1,415 Springfield, Massachusetts, General Obligation Bonds,         1/13 at 100.00       AAA       1,531,851
              Series 2003, 5.250%, 1/15/23 - MBIA Insured

             Westfield, Massachusetts, General Obligation Bonds, Series
             2004:
         695  5.000%, 8/01/18 - AMBAC Insured                              8/14 at 100.50       AAA         743,970
         690  5.000%, 8/01/19 - AMBAC Insured                              8/14 at 100.50       AAA         735,499

         500 Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00       Aaa         535,000
              2005, 5.000%, 11/15/19 - MBIA Insured

       1,825 Worcester, Massachusetts, General Obligation Bonds, Series    7/15 at 100.00       AAA       1,941,399
              2005A, 5.000%, 7/01/19 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.3%

         680 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/13 at 100.00       AAA         699,706
              Series 2002, 5.000%, 5/01/32 - AMBAC Insured

         395 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/14 at 100.00       AAA         413,352
              Series 2004, 5.000%, 5/01/26 - AMBAC Insured

       1,610 Massachusetts Bay Transportation Authority, Assessment        7/15 at 100.00       AAA       1,719,239
              Bonds, Series 2005A, 5.000%, 7/01/18

         770 Massachusetts Bay Transportation Authority, Senior Lien         No Opt. Call       AAA         857,549
              Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

       1,125 Massachusetts College Building Authority, Project Revenue       No Opt. Call       AAA       1,262,576
              Refunding Bonds, Series 2003B, 5.375%, 5/01/23 - XLCA
              Insured

         550 Massachusetts College Building Authority, Project Revenue     5/14 at 100.00       AAA         581,515
              Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

       1,600 Massachusetts School Building Authority, Dedicated Sales      8/15 at 100.00       AAA       1,699,120
              Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA
              Insured

         670 Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call       AAA         726,159
              Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

       2,000 Massachusetts, Special Obligation Refunding Notes, Federal      No Opt. Call       Aaa       2,146,000
              Highway Grant Anticipation Note Program, Series 2003A,
              5.000%, 12/15/13 - FSA Insured

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA       1,709,460
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.9%

       3,835 Massachusetts Port Authority, Revenue Bonds, Series 2003A,    7/13 at 100.00       AAA       4,020,461
              5.000%, 7/01/24 - MBIA Insured

       2,300 Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00       AAA       2,409,641
              5.000%, 7/01/23 - AMBAC Insured

       1,950 Massachusetts Port Authority, Special Facilities Revenue      1/11 at 101.00       AAA       1,957,527
              Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27
              (Alternative Minimum Tax) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 14.2%

         600 Massachusetts Bay Transportation Authority, General           3/07 at 101.00     AA***         618,216
              Obligation Transportation System Bonds, Series 1997D,
              5.000%, 3/01/27 (Pre-refunded to 3/01/07)

----
19

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

 $       250 Massachusetts Bay Transportation Authority, Certificates of  12/06 at 100.00    AA-*** $       261,930
              Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded
              to 12/22/06)

       1,860 Massachusetts, General Obligation Bonds, Consolidated Loan,   1/13 at 100.00     AA***       1,990,907
              Series 2003A, 5.000%, 1/01/22 (Pre-refunded to 1/01/13)

       1,250 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/14 at 100.00     AA***       1,340,938
              Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)

       2,000 Massachusetts Development Finance Authority, Revenue Bonds,   1/10 at 101.00       Aaa       2,254,540
              Massachusetts College of Pharmacy and Allied Health
              Sciences, Series 1999B, 6.625%, 7/01/20 (Pre-refunded to
              1/01/10)

       1,820 Massachusetts Health and Educational Facilities Authority,    8/10 at 100.00       AAA       1,883,081
              FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A,
              5.000%, 8/01/16 (Pre-refunded to 8/01/10)

         700 Massachusetts Health and Educational Facilities Authority,    7/06 at 100.00       Aaa         707,749
              Revenue Bonds, Daughters of Charity National Health System
              - Carney Hospital, Series 1994D, 6.100%, 7/01/14
              (Pre-refunded to 7/01/06)

       1,285 Massachusetts Health and Educational Facilities Authority,    2/07 at 102.00    Aa2***       1,352,668
              FHA-Insured Revenue Refunding Bonds, Youville Hospital,
              Series 1997A, 6.250%, 2/15/41 (Pre-refunded to 2/15/07)

       3,000 Massachusetts Health and Educational Facilities Authority,    7/10 at 101.00    N/R***       3,378,870
              Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%,
              7/01/30 (Pre-refunded to 7/01/10)

         535 Massachusetts Port Authority, Revenue Bonds, Series 1982,     1/06 at 100.00       AAA         737,797
              13.000%, 7/01/13

       1,500 Massachusetts Industrial Finance Agency, Healthcare           5/07 at 102.00    N/R***       1,569,375
              Facilities Revenue Bonds, Jewish Geriatric Services Inc.
              Obligated Group, Series 1997B, 5.500%, 5/15/27
              (Pre-refunded to 5/15/07)

       1,500 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00       AAA       1,638,690
              Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded to
              1/01/14) - FGIC Insured

       1,000 Massachusetts, Special Obligation Revenue Refunding Bonds,    6/12 at 100.00       AAA       1,088,910
              Series 2002A, 5.375%, 6/01/19 (Pre-refunded to 6/01/12) -
              FGIC Insured

       1,200 University of Massachusetts Building Authority, Senior Lien  11/13 at 100.00       AAA       1,319,028
              Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
              (Pre-refunded to 11/01/13) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 2.4%

       1,000 Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00       AAA       1,088,900
              Revenue Bonds, SEMass System, Series 2001A, 5.625%,
              1/01/16 - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB       1,021,130
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       1,240 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       1,289,265
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.7%

       2,000 Boston Water and Sewerage Commission, Massachusetts,         11/14 at 100.00        AA       2,092,920
              General Revenue Bonds, Senior Series 2004A,
              5.000%, 11/01/25

       1,750 Massachusetts Water Resources Authority, General Revenue      8/17 at 100.00       AAA       1,829,468
              Bonds, Series 2005A, 5.000%, 8/01/29 - MBIA Insured

       1,500 Massachusetts Water Pollution Abatement Trust, Revenue        8/12 at 100.00       AAA       1,608,360
              Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

       1,500 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/13 at 100.00       AAA       1,580,220
              Program Bonds, Series 9, 5.000%, 8/01/22

       2,000 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/14 at 100.00       AAA       2,087,800
              Program Bonds, Series 10, 5.000%, 8/01/26

       1,750 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/15 at 100.00       AAA       1,721,106
              Program Bonds, Series 11, 4.500%, 8/01/29
-------------------------------------------------------------------------------------------------------------------
 $   132,115 Total Long-Term Investments (cost $135,776,047) - 98.5%                                    140,041,583
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.5%                                                         2,171,997
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   142,213,580
             -----------------------------------------------------------------------------------------------------

----
20

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $135,746,002.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $4,941,206
       Depreciation                                              (645,625)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $4,295,581
     ---------------------------------------------------------------------


----
21

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.6%

  $    1,790 Massachusetts Educational Finance Authority, Educational      1/12 at 100.00       AAA $     1,831,850
              Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13
              (Alternative Minimum Tax) - AMBAC Insured

       1,500 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00       Aaa       1,537,995
              Williston Northampton School, Series 2005B, 5.000%,
              10/01/37 - XLCA Insured

         865 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00       AAA         885,743
              Boston University, Series 2005T-1, 5.000%, 10/01/39 -
              AMBAC Insured

       1,000 Massachusetts Health and Educational Facilities Authority,   10/12 at 100.00       AAA       1,094,200
              Revenue Bonds, University of Massachusetts - Worcester
              Campus, Series 2002C, 5.500%, 10/01/18 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,   10/14 at 100.00       AAA       1,074,110
              Revenue Bonds, University of Massachusetts, Series 2005D,
              5.250%, 10/01/24 - FGIC Insured

       1,000 Massachusetts Industrial Finance Agency, Revenue Bonds,       3/06 at 102.00       AAA       1,024,860
              College of the Holy Cross, Series 1996, 5.500%, 3/01/20 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 11.3%

       2,000 Boston, Massachusetts, Special Obligation Bonds, Boston       8/12 at 100.00       AAA       2,110,560
              Medical Center, Series 2002, 5.000%, 8/01/18 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,    7/06 at 102.00       AAA       1,034,150
              Revenue Bonds, Baystate Medical Center, Series 1996E,
              6.000%, 7/01/26 - FSA Insured

          20 Massachusetts Health and Educational Facilities Authority,    1/06 at 100.00       AAA          20,067
              Revenue Bonds, Capital Asset Program, Series 1989G-2,
              7.200%, 7/01/09 - MBIA Insured

         600 Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00       AAA         642,834
              Revenue Bonds, New England Medical Center Hospitals,
              Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       1,205 Massachusetts Health and Educational Facilities Authority,    7/08 at 102.00       AAA       1,248,862
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00       AAA       1,061,800
              Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
              2002, 5.125%, 8/01/22 - FSA Insured

       1,230 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00       AAA       1,287,724
              Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
              5.000%, 8/15/21 - FGIC Insured

       2,290 Puerto Rico Industrial, Tourist, Educational, Medical and     1/06 at 101.00       AAA       2,341,273
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 11.0%

       2,500 Massachusetts Development Finance Authority, GNMA            10/11 at 105.00       AAA       2,781,425
              Collateralized Revenue Bonds, VOA Concord Assisted Living
              Inc., Series 2000A, 6.900%, 10/20/41

       2,500 Massachusetts Development Finance Authority, GNMA             3/12 at 105.00       AAA       2,740,250
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
              (Alternative Minimum Tax)

         620 Massachusetts Housing Finance Agency, Housing Development     6/08 at 101.00       AAA         627,849
              Revenue Bonds, Series 1998A, 5.375%, 6/01/16 (Alternative
              Minimum Tax) - MBIA Insured

         640 Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00       AAA         678,829
              Mortgage Loan Bonds, Hudner Associates Projects, Series
              1997, 5.650%, 1/01/22 - MBIA Insured

       2,575 Somerville Housing Authority, Massachusetts, GNMA             5/12 at 103.00       AAA       2,714,359
              Collateralized Mortgage Revenue Bonds, Clarendon Hill
              Towers, Series 2002, 5.200%, 11/20/22
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.9%

       3,185 Massachusetts Industrial Finance Agency, GNMA                12/07 at 102.00       AAA       3,337,689
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 29.0%

         585 Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00       Aaa         628,518
              2000, 5.375%, 4/01/18

       1,520 Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00       AAA       1,647,680
              2003, 5.250%, 2/01/17 - FSA Insured

       1,265 Freetown Lakeville Regional School District, Plymouth         1/13 at 101.00       AAA       1,363,670
              County, Massachusetts, General Obligation Bonds, Series
              2003, 5.000%, 1/01/15 - MBIA Insured

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

  $    1,000 Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00       Aaa $     1,052,480
              2001, 5.000%, 2/01/21 - AMBAC Insured

       1,000 Massachusetts Bay Transportation Authority, General           3/08 at 101.00       AAA       1,039,100
              Obligation Transportation System Bonds, Series 1998A,
              5.000%, 3/01/18 - MBIA Insured

       3,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call       AAA       3,431,070
              Series 2001D, 6.000%, 11/01/13 - MBIA Insured

       1,500 Monson, Massachusetts, Unlimited Tax General Obligation         No Opt. Call       AAA       1,617,765
              School Refunding Bonds, Series 1993, 5.500%, 10/15/10 -
              MBIA Insured

       1,250 Northampton, Massachusetts, General Obligation Bonds,         9/12 at 101.00       Aaa       1,320,275
              Series 2002, 5.000%, 9/01/19 - MBIA Insured

         190 Northfield, Massachusetts, General Obligation Bonds, Series   4/06 at 100.00       AAA         192,221
              1992, 6.350%, 10/15/09 - MBIA Insured

       1,350 Norwell, Massachusetts, General Obligation Bonds, Series        No Opt. Call       AAA       1,426,761
              2005, 5.000%, 2/15/25 - AMBAC Insured

       1,230 Pioneer Valley Regional School District, Massachusetts,       6/12 at 101.00       Aaa       1,345,263
              General Obligation Bonds, Series 2002, 5.375%, 6/15/19 -
              AMBAC Insured

       1,770 Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00       AAA       1,891,829
              2004, 5.000%, 3/15/16 - MBIA Insured

       2,575 Tantasqua Regional School District, Massachusetts, General    8/10 at 101.00       Aaa       2,721,878
              Obligation Bonds, Series 2000, 5.000%, 8/15/19 - FSA
              Insured

       1,000 Tantasqua Regional School District, Massachusetts, General   10/15 at 100.00       Aaa       1,079,340
              Obligation Bonds, Series 2005, 5.000%, 10/01/16 (WI,
              settling 12/01/05) - FSA Insured

         220 Taunton, Massachusetts, General Obligation Bonds, Series      3/06 at 101.00       AAA         222,862
              1991, 6.800%, 9/01/09 - MBIA Insured

       2,200 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA       3,001,482
              2001, 9.480%, 7/01/19 - FSA Insured (IF)

         500 Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00       Aaa         535,000
              2005, 5.000%, 11/15/19 - MBIA Insured

         545 Worcester, Massachusetts, General Obligation Bonds, Series    8/11 at 100.00       AAA         593,718
              2001A, 5.500%, 8/15/18 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 9.5%

       2,000 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00       AAA       2,051,220
              Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32

       1,000 Massachusetts College Building Authority, Project Revenue       No Opt. Call       AAA       1,109,040
              Refunding Bonds, Series 2003B, 5.375%, 5/01/17 - XLCA
              Insured

       1,160 Massachusetts College Building Authority, Project Revenue     5/14 at 100.00       AAA       1,234,936
              Bonds, Series 2004A, 5.000%, 5/01/17 - MBIA Insured

       1,100 Massachusetts School Building Authority, Dedicated Sales      8/15 at 100.00       AAA       1,168,145
              Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA
              Insured

         460 Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call       AAA         498,557
              Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

       2,000 Puerto Rico Highway and Transportation Authority, Highway     7/14 at 100.00       AAA       2,132,840
              Revenue Bonds, Series 2004J, 5.000%, 7/01/18 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.5%

       1,000 Massachusetts Port Authority, Revenue Bonds, Series 2003C,    7/13 at 100.00       AAA       1,060,810
              5.000%, 7/01/18 - MBIA Insured

       1,630 Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00       AAA       1,707,702
              5.000%, 7/01/23 - AMBAC Insured

       2,000 Massachusetts Turnpike Authority, Metropolitan Highway        1/07 at 102.00       AAA       2,024,120
              System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37
              - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 13.2%

         850 Massachusetts Municipal Wholesale Electric Company, Power     1/06 at 100.00       AAA         885,912
              Supply System Revenue Bonds, Nuclear Project 6, Series
              1993A, 5.000%, 7/01/10 - AMBAC Insured

       1,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00       AAA       1,093,880
              Series 2002B, 5.500%, 3/01/17 (Pre- refunded to 3/01/12) -
              FSA Insured

         295 Massachusetts Health and Educational Facilities Authority,    7/21 at 100.00       AAA         318,444
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured

----
23

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                 Optional Call                    Market
Amount (000)  Description                                                      Provisions* Ratings**           Value
--------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed*** (continued)

  $    1,970  Massachusetts Industrial Finance Agency, Revenue Bonds,       7/08 at 102.00       AAA $     2,086,742
               Western New England College, Series 1998, 5.000%, 7/01/28
               (Pre-refunded to 7/01/08) - AMBAC Insured

       2,000  Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00       AAA       2,184,920
               Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded to
               1/01/14) - FGIC Insured

       2,450  Massachusetts Water Resources Authority, General Revenue      8/13 at 100.00       AAA       2,626,694
               Bonds, Series 2004D, 5.000%, 8/01/15 (Pre-refunded to
               8/01/13) - MBIA Insured

       2,000  University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00       AAA       2,219,580
               Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18
               (Pre-refunded to 11/01/14) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
              Utilities - 3.9%

       1,500  Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00       AAA       1,633,350
               Revenue Bonds, SEMass System, Series 2001A, 5.625%,
               1/01/16 - MBIA Insured

       1,600  Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00       AAA       1,703,872
               Series 2000HH, 5.250%, 7/01/29 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 2.5%

       1,000  Massachusetts Water Resources Authority, General Revenue        No Opt. Call       AAA       1,111,050
               Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

       1,000  Springfield Water and Sewerage Commission, Massachusetts,     7/14 at 100.00       AAA       1,047,221
               General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 -
               MBIA Insured
--------------------------------------------------------------------------------------------------------------------
  $   79,235  Total Long-Term Investments (cost $82,276,621) - 98.4%                                      85,086,376
--------------------------------------------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.6%                                                         1,351,437
              -----------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                      $    86,437,813
              -----------------------------------------------------------------------------------------------------

              Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $82,225,301.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,171,924
       Depreciation                                              (310,849)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,861,075
     ---------------------------------------------------------------------


----
24

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.3%

             Middlesex County Improvement Authority, New Jersey, Senior
             Revenue Bonds, Heldrich Center Hotel/Conference Center
             Project, Series 2005A:
 $       280  5.000%, 1/01/32                                              1/15 at 100.00      Baa3 $       273,409
         240  5.125%, 1/01/37                                              1/15 at 100.00      Baa3         237,778
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.4%

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       4,630  5.750%, 6/01/32                                              6/12 at 100.00       BBB       4,742,046
       1,000  6.000%, 6/01/37                                              6/12 at 100.00       BBB       1,030,050

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2003:
         710  6.125%, 6/01/24                                              6/13 at 100.00       BBB         772,182
         750  6.375%, 6/01/32                                              6/13 at 100.00       BBB         822,450
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.5%

       2,500 Bergen County Improvement Authority, New Jersey, Revenue      9/12 at 101.00       N/R       2,618,475
              Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
              6.000%, 9/15/27

       1,000 New Brunswick Housing Authority, New Jersey, Lease Revenue    1/09 at 101.00       AAA       1,028,630
              Refunding Bonds, Rutgers University, Series 1998, 4.750%,
              7/01/18 - FGIC Insured

         375 New Jersey Economic Development Authority, Revenue Bonds,     6/15 at 100.00       AAA         393,956
              The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 - AMBAC
              Insured

         790 New Jersey Economic Development Authority, Revenue Bonds,       No Opt. Call       N/R         929,214
              Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

         325 New Jersey Educational Facilities Authority, Revenue Bonds,   1/06 at 100.00        A-         331,926
              Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

         410 New Jersey Educational Facilities Authority, Revenue          1/06 at 100.00      Baa1         410,406
              Refunding Bonds, Monmouth College, Series 1993A, 5.625%,
              7/01/13

       1,025 New Jersey Educational Facilities Authority, Revenue Bonds,   7/11 at 100.00       AAA       1,066,400
              Ramapo College, Series 2001D, 5.000%, 7/01/25 - AMBAC
              Insured

       2,500 New Jersey Educational Facilities Authority, Revenue Bonds,   7/13 at 100.00         A       2,536,575
              Fairleigh Dickinson University, Series 2002D, 5.250%,
              7/01/32 - ACA Insured

         500 New Jersey Educational Facilities Authority, Revenue Bonds,   7/13 at 100.00       AAA         534,450
              Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC
              Insured

         560 New Jersey Educational Facilities Authority, Revenue Bonds,   7/14 at 100.00       AAA         596,786
              Montclair State University, Series 2004L, 5.125%, 7/01/21
              - MBIA Insured

             New Jersey Educational Facilities Authority, Revenue Bonds,
             New Jersey Institute of Technology, Series 2004B:
         930  5.000%, 7/01/18 - AMBAC Insured                              1/14 at 100.00       AAA         986,098
         425  5.000%, 7/01/19 - AMBAC Insured                              1/14 at 100.00       AAA         449,136
       1,030  4.750%, 7/01/20 - AMBAC Insured                              1/14 at 100.00       AAA       1,062,404
         815  4.250%, 7/01/24 - AMBAC Insured                              1/14 at 100.00       AAA         784,128

         290 New Jersey Educational Facilities Authority, Revenue Bonds,   7/14 at 100.00        AA         310,665
              Rider University, Series 2004A, 5.500%, 7/01/23 - RAAI
              Insured

             New Jersey Educational Facilities Authority, Revenue Bonds,
             Montclair State University, Series 2005F:
       1,400  5.000%, 7/01/16 - FGIC Insured                               7/15 at 100.00       AAA       1,511,090
         625  5.000%, 7/01/32 - FGIC Insured                               7/15 at 100.00       AAA         649,094

          15 New Jersey Higher Education Assistance Authority, Student       No Opt. Call        A+          15,031
              Loan Revenue Bonds, New Jersey Class Loan Program, Series
              1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00      BBB-       1,531,125
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31

----
25

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Financials - 0.6%

 $     1,000 New Jersey Economic Development Authority, Revenue              No Opt. Call      Baa3 $     1,082,450
              Refunding Bonds, Kapkowski Road Landfill Project, Series
              2002, 5.750%, 10/01/21
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.8%

         350 Camden County Improvement Authority, New Jersey, Revenue      8/14 at 100.00       BBB         365,680
              Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

         500 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00      BBB-         518,115
              Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
              Group, Series 1997, 6.000%, 7/01/27

       1,200 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00       AAA       1,252,236
              Revenue Refunding Bonds, Holy Name Hospital, Series 1997,
              5.250%, 7/01/20 - AMBAC Insured

       4,375 New Jersey Health Care Facilities Financing Authority,        8/11 at 100.00       AAA       4,518,719
              FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
              Center, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, Kennedy Health System Obligated Group,
             Series 2001:
         600  5.500%, 7/01/21                                              7/11 at 100.00        A2         632,346
         265  5.625%, 7/01/31                                              7/11 at 100.00        A2         278,634

       1,710 New Jersey Health Care Facilities Financing Authority,        1/12 at 100.00        AA       1,753,639
              Revenue Refunding Bonds, Bayshore Community Hospital,
              Series 2002, 5.000%, 7/01/22 - RAAI Insured

       1,250 New Jersey Health Care Facilities Financing Authority,        7/12 at 100.00      Baa1       1,337,050
              Revenue Bonds, South Jersey Hospital System, Series 2002,
              5.875%, 7/01/21

       1,125 New Jersey Health Care Facilities Financing Authority,        7/13 at 100.00      Baa3       1,138,500
              Revenue Bonds, Somerset Medical Center, Series 2003,
              5.500%, 7/01/33

       1,000 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00       AAA       1,031,380
              Revenue Refunding Bonds, AHS Hospital Corporation, Series
              1997A, 5.000%, 7/01/27 - AMBAC Insured

         510 New Jersey Health Care Facilities Financing Authority,        7/10 at 101.00      BBB-         567,594
              Revenue Bonds, Trinitas Hospital Obligated Group, Series
              2000, 7.500%, 7/01/30

       2,000 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00        A2       2,123,300
              Revenue Bonds, Robert Wood Johnson University Hospital,
              Series 2000, 5.750%, 7/01/31

       1,500 New Jersey Health Care Facilities Financing Authority,        1/09 at 101.00       AAA       1,586,655
              Revenue Bonds, Virtua Health System, Series 1998, 5.250%,
              7/01/10 - FSA Insured

       1,500 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00      BBB+       1,634,400
              Revenue Bonds, St. Peter's University Hospital,
              Series 2000A, 6.875%, 7/01/30

         845 New Jersey Health Care Facilities Financing Authority,        7/14 at 100.00        AA         896,486
              Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%,
              7/01/20 - RAAI Insured

         900 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        AA         916,434
              Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
              5.000%, 7/01/35 - RAAI Insured

         140 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00      Baa3         144,831
              Revenue Bonds, Children's Specialized Hospital,
              Series 2005A, 5.500%, 7/01/36

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/06 at 101.00       AAA       1,022,390
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.4%

       1,000 Essex County Improvement Authority, New Jersey, FNMA         11/12 at 100.00       Aaa       1,005,530
              Enhanced Multifamily Housing Revenue Bonds, Ballantyne
              House Project, Series 2002, 4.750%, 11/01/22 (Alternative
              Minimum Tax)

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily   3/10 at 100.00       AAA       1,569,735
              Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31
              (Alternative Minimum Tax) - FSA Insured

         630 New Jersey Housing and Mortgage Finance Agency, Multifamily   8/10 at 100.00       AAA         657,670
              Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 -
              FSA Insured

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily   5/06 at 102.00       AAA       1,538,175
              Housing Revenue Bonds, Series 1996A, 6.200%, 11/01/18
              (Alternative Minimum Tax) - AMBAC Insured

----
26

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily (continued)

 $       970   Newark Housing Authority, New Jersey, GNMA Collateralized    10/09 at 102.00       Aaa $     1,033,176
                Housing Revenue Bonds, Fairview Apartments Project, Series
                2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 3.0%

       4,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/07 at 101.50       AAA       4,129,040
                Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14
                (Alternative Minimum Tax) - MBIA Insured

         755   New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/10 at 100.00       AAA         760,481
                Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31
                (Alternative Minimum Tax) - MBIA Insured

         205   Virgin Islands Housing Finance Corporation, GNMA              3/06 at 101.00       AAA         207,565
                Mortgage-Backed Securities Program Single Family Mortgage
                Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
                (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 6.9%

       1,500   New Jersey Economic Development Authority, Revenue Bonds,     1/08 at 102.00       BB+       1,486,215
                United Methodist Homes of New Jersey Obligated Group,
                Series 1998, 5.125%, 7/01/25

       5,100   New Jersey Economic Development Authority, Revenue Bonds,    12/09 at 101.00       Aa3       5,443,434
                Jewish Community Housing Corporation of Metropolitan New
                Jersey, Series 1999, 5.900%, 12/01/31

         600   New Jersey Economic Development Authority, Revenue Bonds,     6/11 at 102.00        A+         655,518
                Masonic Charity Foundation of New Jersey, Series 2001,
                5.875%, 6/01/18

               New Jersey Health Care Facilities Financing Authority,
               Revenue Bonds, House of the Good Shepherd Obligated Group,
               Series 2001:
       1,000    5.100%, 7/01/21 - RAAI Insured                               7/11 at 100.00        AA       1,031,450
       1,350    5.200%, 7/01/31 - RAAI Insured                               7/11 at 100.00        AA       1,388,975

       1,300   New Jersey Economic Development Authority, First Mortgage     7/08 at 102.00         A       1,347,281
                Fixed Rate Revenue Bonds, Cadbury Corporation, Series
                1998A, 5.500%, 7/01/18 - ACA Insured

         375   New Jersey Economic Development Authority, First Mortgage    11/14 at 100.00       N/R         392,411
                Revenue Bonds, Winchester Gardens at Wards Homestead,
                Series 2004A, 5.750%, 11/01/24
---------------------------------------------------------------------------------------------------------------------
               Materials - 0.2%

         250   Union County Pollution Control Financing Authority, New         No Opt. Call      Baa1         263,603
                Jersey, Revenue Refunding Bonds, American Cyanamid
                Company, Series 1994, 5.800%, 9/01/09
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 9.2%

       1,445   Clifton, New Jersey, General Obligation Bonds, Series 2002,   1/11 at 100.00       AAA       1,521,209
                5.000%, 1/15/19 - FGIC Insured

         500   Hillsborough Township School District, Somerset County, New     No Opt. Call        AA         557,025
                Jersey, General Obligation School Bonds, Series 1992,
                5.875%, 8/01/11

       3,500   Middletown Township Board of Education, Monmouth County,      8/10 at 100.00       AAA       3,651,025
                New Jersey, Refunding School Bonds, Series 2001, 5.000%,
                8/01/22 - FSA Insured

         480   New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call       AAA         531,278
                7/15/16 - AMBAC Insured

         165   Parsippany-Troy Hills Township, New Jersey, General             No Opt. Call        AA         157,671
                Obligation Bonds, Series 1992, 0.000%, 4/01/07

         250   Union City, Hudson County, New Jersey, General Obligation       No Opt. Call       AAA         282,275
                Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured

       5,000   Union County Utilities Authority, New Jersey, Solid Waste     6/08 at 102.00       AA+       5,064,650
                System County Deficiency Revenue Bonds, Series 1998A,
                5.000%, 6/15/28 (Alternative Minimum Tax)

       1,000   Washington Township Board of Education, Gloucester County,    2/13 at 100.00       Aaa       1,064,950
                New Jersey, General Obligation Bonds, Series 2004, 5.000%,
                2/01/15 - MBIA Insured

       2,550   Washington Township Board of Education, Mercer County, New      No Opt. Call       Aaa       2,749,971
                Jersey, General Obligation Bonds, Series 2005, 5.000%,
                1/01/16 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 19.4%

         650   Bergen County Improvement Authority, New Jersey, Guaranteed     No Opt. Call       Aaa         708,169
                Lease Revenue Bonds, County Administration Complex
                Project, Series 2005, 5.000%, 11/15/26

       1,550   Essex County Improvement Authority, New Jersey, General      10/13 at 100.00       Aaa       1,604,235
                Obligation Lease Revenue Bonds, Correctional Facilities
                Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

----
27

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

 $       400   Essex County Improvement Authority, New Jersey, Guaranteed   12/05 at 100.00        A3 $       400,680
                Pooled Revenue Bonds, Series 1992A, 6.500%, 12/01/12

       3,000   Essex County Improvement Authority, New Jersey, Lease           No Opt. Call       Aaa       3,231,690
                Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

         900   Garden State Preservation Trust, New Jersey, Open Space and     No Opt. Call       AAA         990,351
                Farmland Preservation Bonds, Series 2005C, 5.125%,
                11/01/18 (WI, settling 12/08/05) - FSA Insured

               Hudson County Improvement Authority, New Jersey, County
               Secured Lease Revenue Bonds, County Services Building
               Project, Series 2005:
         395    5.000%, 4/01/25 - AMBAC Insured                              4/15 at 100.00       AAA         413,423
         920    5.000%, 4/01/35 - AMBAC Insured                              4/15 at 100.00       AAA         950,792

         505   Little Ferry Board of Education, Bergen County, New Jersey,     No Opt. Call       N/R         512,434
                Certificates of Participation, Series 1994, 6.300%, 1/15/08

       3,000   Middlesex County, New Jersey, Certificates of                 8/11 at 100.00       AAA       3,120,240
                Participation, Series 2001, 5.000%, 8/01/22 - MBIA Insured

       3,025   Middlesex County Improvement Authority, New Jersey, County    9/09 at 100.00       AAA       3,197,849
                Guaranteed Open Space Trust Fund Revenue Bonds, Series
                1999, 5.250%, 9/15/15

       1,050   New Jersey Health Care Facilities Financing Authority,        9/15 at 100.00       AAA       1,115,069
                Lease Revenue Bonds, Department of Human Services -
                Greystone Park Psychiatric Hospital, Series 2005, 5.000%,
                9/15/18 - AMBAC Insured

         700   New Jersey Economic Development Authority, School             9/15 at 100.00       AAA         751,058
                Facilities Construction Bonds, Series 2005N-1,
                5.000%, 9/01/17 - AMBAC Insured

       2,600   New Jersey Economic Development Authority, Revenue Bonds,     7/14 at 100.00       AAA       2,837,094
                Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                MBIA Insured

       1,560   New Jersey Economic Development Authority, Cigarette Tax      6/14 at 100.00       BBB       1,628,921
                Revenue Bonds, Series 2004, 5.750%, 6/15/34

       1,700   New Jersey Economic Development Authority, School Facility      No Opt. Call       AAA       1,867,722
                Construction Bonds, Series 2005K, 5.250%, 12/15/14 - FGIC
                Insured

       1,000   New Jersey Educational Facilities Authority, Revenue Bonds,   9/12 at 100.00       AAA       1,076,030
                Higher Education Capital Improvement Bonds, Fund Issue,
                Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

       1,180   New Jersey Transit Corporation, Lease Appropriation Bonds,    9/15 at 100.00       AAA       1,248,759
                Series 2005A, 5.000%, 9/15/18 - FGIC Insured

       2,500   New Jersey Transportation Trust Fund Authority,               6/15 at 100.00       AAA       2,638,750
                Transportation System Bonds, Series 2005D, 5.000%, 6/15/19
                - FSA Insured

         170   Puerto Rico Aqueduct and Sewerage Authority, Revenue          7/06 at 101.50       BBB         172,338
                Refunding Bonds, Series 1995, 5.000%, 7/01/15

       4,000   Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA       4,388,520
                Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC
                Insured
---------------------------------------------------------------------------------------------------------------------
               Transportation - 14.2%

               Delaware River and Bay Authority, Delaware and New Jersey,
               Revenue Bonds, Series 2005:
       1,335    5.000%, 1/01/26 - MBIA Insured                               1/15 at 100.00       AAA       1,396,957
         500    5.000%, 1/01/27 - MBIA Insured                               1/15 at 100.00       AAA         521,680
         500    5.000%, 1/01/28 - MBIA Insured                               1/15 at 100.00       AAA         520,540

       3,500   Delaware River Port Authority, New Jersey and Pennsylvania,   1/10 at 100.00       AAA       3,769,640
                Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

       1,330   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,   1/15 at 100.00       AAA       1,378,598
                5.000%, 1/01/35 - FSA Insured

               New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          40    6.500%, 1/01/16                                                No Opt. Call         A          46,742
         485    6.500%, 1/01/16 - MBIA Insured                                 No Opt. Call       AAA         566,747

       3,400   New Jersey Turnpike Authority, Revenue Bonds, Residual        7/13 at 100.00       Aaa       3,986,466
                Interest, Series 835, Series 2003A, 8.330%, 1/01/19 - FGIC
                Insured (IF)

         375   Newark Housing Authority, New Jersey, Port Authority          1/14 at 100.00       AAA         401,614
                Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                MBIA Insured

----
28

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               Transportation (continued)

               Port Authority of New York and New Jersey, Special Project
               Bonds, JFK International Air Terminal LLC, Sixth Series
               1997:
 $     2,125    6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured      No Opt. Call       AAA $     2,269,436
       1,000    7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured      No Opt. Call       AAA       1,163,220
       2,000    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured   12/07 at 102.00       AAA       2,112,700
       3,125    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured   12/07 at 100.00       AAA       3,243,094

       2,500   Port Authority of New York and New Jersey, Consolidated       6/15 at 101.00       AAA       2,610,150
                Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%,
                12/01/28 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** - 10.8%

               Garden State Preservation Trust, New Jersey, Open Space and
               Farmland Preservation Bonds, Series 2003A:
         750    5.250%, 11/01/19 (Pre-refunded to 11/01/13) - FSA Insured   11/13 at 100.00       AAA         824,393
       1,225    5.000%, 11/01/20 (Pre-refunded to 11/01/13) - FSA Insured   11/13 at 100.00       AAA       1,325,732
       1,625    5.000%, 11/01/21 (Pre-refunded to 11/01/13) - FSA Insured   11/13 at 100.00       AAA       1,758,624

         625   New Jersey Health Care Facilities Financing Authority,          No Opt. Call       AAA         679,563
                Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%,
                7/01/09

               New Jersey Economic Development Authority, School
               Facilities Construction Bonds, Series 2002C:
       1,500    5.000%, 6/15/15 (Pre-refunded to 6/15/12) - MBIA Insured     6/12 at 100.00       AAA       1,613,175
       1,750    5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured     6/12 at 100.00       AAA       1,882,038

       1,000   New Jersey Economic Development Authority, School             6/13 at 100.00       AAA       1,096,830
                Facilities Construction Bonds, Series 2003F,
                5.250%, 6/15/21 (Pre-refunded to 6/15/13) - FGIC Insured

       1,350   New Jersey Economic Development Authority, School             9/13 at 100.00       AAA       1,459,904
                Facilities Construction Bonds, Series 2004G,
                5.000%, 9/01/17 (Pre-refunded to 9/01/13) - MBIA Insured

               New Jersey Transportation Trust Fund Authority,
               Transportation System Bonds, Series 2003C:
       1,000    5.500%, 6/15/17 (Pre-refunded to 6/15/13)                    6/13 at 100.00       AAA       1,114,500
       1,000    5.500%, 6/15/18 (Pre-refunded to 6/15/13)                    6/13 at 100.00       AAA       1,114,500

               New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
         600    6.500%, 1/01/16                                                No Opt. Call       AAA         704,178
          10    6.500%, 1/01/16                                                No Opt. Call       AAA          11,736
          10    6.500%, 1/01/16 - AMBAC Insured                                No Opt. Call       AAA          11,736
         115    6.500%, 1/01/16 - MBIA Insured                                 No Opt. Call       AAA         134,701
         165    6.500%, 1/01/16 - AMBAC Insured                                No Opt. Call       AAA         193,649
         165    6.500%, 1/01/16 - MBIA Insured                                 No Opt. Call       AAA         193,649

       3,900   Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00       AAA       4,209,426
                Obligation Bonds, Series 2000A, 5.375%, 10/01/24
------------------------------------------------------------------------------------------------------------------------
               Utilities - 1.0%

         220   Camden County Pollution Control Financing Authority, New     12/05 at 100.00      Baa3         221,896
                Jersey, Solid Waste Disposal and Resource Recovery System
                Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       1,250   New Jersey Economic Development Authority, Pollution            No Opt. Call      Baa1       1,320,663
                Control Revenue Refunding Bonds, Public Service Electric
                and Gas Company, Series 2001A, 5.000%, 3/01/12

         100   Port Authority of New York and New Jersey, Special Project      No Opt. Call       N/R         104,207
                Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 2.9%

       1,380   Bayonne Municipal Utilities Authority, New Jersey, Water      4/13 at 100.00       Aaa       1,451,236
                System Revenue Refunding Bonds, Series 2003A, 5.000%,
                4/01/18 - XLCA Insured

       1,005   Burlington County Bridge Commission, New Jersey,              8/13 at 100.00        AA       1,068,503
                Governmental Leasing Program Revenue Bonds, County
                Guaranteed, Series 2003, 5.000%, 8/15/15

               Burlington County Bridge Commission, New Jersey, Guaranteed
               Pooled Loan Bonds, Series 2003:
       1,000    5.000%, 12/01/20 - MBIA Insured                             12/13 at 100.00       AAA       1,057,730
         695    5.000%, 12/01/21 - MBIA Insured                             12/13 at 100.00       AAA         733,670

         500   North Hudson Sewerage Authority, New Jersey, Sewerage         8/12 at 100.00       Aaa         537,600
                Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                FGIC Insured
------------------------------------------------------------------------------------------------------------------------
 $   159,280   Total Long-Term Investments (cost $162,986,945) - 99.6%                                    168,580,203
------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 0.4%                                                           724,508
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   169,304,711
               -----------------------------------------------------------------------------------------------------

----
29

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
November 30, 2005

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $162,949,855.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $6,330,115
       Depreciation                                              (699,767)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $5,630,348
     ---------------------------------------------------------------------


----
30

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

 $       665 New York City Industrial Development Agency, New York,        9/15 at 100.00      BBB- $       663,417
              Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
              5.000%, 9/01/35
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.2%

       1,365 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB       1,383,455
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

         225 New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00       BBB         230,362
              Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

       1,110 New York Counties Tobacco Trust II, Tobacco Settlement        6/11 at 101.00       BBB       1,119,424
              Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

       1,500 Nassau County Tobacco Settlement Corporation, New York,       7/09 at 101.00      BBB-       1,583,895
              Tobacco Settlement Asset-Backed Bonds, Series 1999A,
              6.500%, 7/15/27

         615 Rensselaer Tobacco Asset Securitization Corporation, New      6/12 at 100.00       BBB         619,889
              York, Tobacco Settlement Asset-Backed Bonds, Series 2001A,
              5.200%, 6/01/25

       2,750 TSASC Inc., New York, Tobacco Flexible Amortization Bonds,    7/09 at 101.00       BBB       2,882,220
              Series 1999-1, 6.250%, 7/15/27
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.4%

       2,000 Albany Industrial Development Agency, New York, Revenue      10/10 at 100.00        AA       2,142,860
              Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 -
              RAAI Insured

       1,655 Brookhaven Industrial Development Agency, New York, Revenue     No Opt. Call       BB+       1,655,943
              Bonds, Dowling College, Series 1993, 6.750%, 3/01/23

       2,470 Dutchess County Industrial Development Agency, New York,      5/06 at 100.00        A3       2,477,336
              Civic Facility Revenue Bonds, Bard College, Series 1992,
              7.000%, 11/01/17

         615 Hempstead Town Industrial Development Agency, New York,      10/15 at 100.00        A-         626,205
              Revenue Bonds, Adelphi University, Civic Facility Project,
              Series 2005, 5.000%, 10/01/35

         700 New York City Trust for Cultural Resources, New York,         7/10 at 101.00         A         752,969
              Revenue Bonds, Museum of American Folk Art, Series 2000,
              6.000%, 7/01/22 - ACA Insured

       1,000 New York City Trust for Cultural Resources, New York,         7/12 at 100.00       AAA       1,033,800
              Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%,
              7/01/31 - AMBAC Insured

       1,650 New York City Industrial Development Agency, New York,        7/12 at 100.00        A1       1,726,016
              Civic Facility Revenue Bonds, American Council of Learned
              Societies, Series 2002, 5.250%, 7/01/27

             New York City Industrial Development Agency, New York,
             Civic Facility Revenue Bonds, College of New Rochelle,
             Series 1995:
       1,000  6.200%, 9/01/10                                              3/06 at 102.00      Baa2       1,021,710
       1,000  6.300%, 9/01/15                                              3/06 at 102.00      Baa2       1,021,370

             Dormitory Authority of the State of New York, Lease Revenue
             Bonds, State University Dormitory Facilities, Series 2003B:
       1,250  5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured         No Opt. Call       AAA       1,356,863
       2,000  5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured         No Opt. Call       AAA       2,170,980

         860 Dormitory Authority of the State of New York, Second            No Opt. Call        A2         940,169
              General Resolution Consolidated Revenue Bonds, City
              University System, Series 1990C, 7.500%, 7/01/10

       1,500 Dormitory Authority of the State of New York, Second            No Opt. Call       AA-       1,553,115
              General Resolution Consolidated Revenue Bonds, City
              University System, Series 1993A, 5.750%, 7/01/07

       1,000 Dormitory Authority of the State of New York, Revenue         5/14 at 100.00       AA-       1,092,540
              Bonds, State University Educational Facilities,
              Series 1993B, 5.250%, 5/15/19

       1,850 Dormitory Authority of the State of New York, Insured         7/08 at 101.00       AAA       1,930,216
              Revenue Bonds, New York Medical College, Series 1998,
              5.000%, 7/01/21 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA       1,130,750
              Bonds, City University of New York, Series 2005A,
              5.500%, 7/01/18 - FGIC Insured

       1,750 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00        A+       1,846,320
              Bonds, University of Rochester, Series 1999B,
              5.625%, 7/01/24

----
31

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

 $     1,250 Dormitory Authority of the State of New York, Revenue         7/09 at 102.00        AA $     1,362,513
              Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 -
              RAAI Insured

       2,700 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00        AA       2,928,636
              Bonds, Marymount Manhattan College, Series 1999,
              6.250%, 7/01/29 - RAAI Insured

       1,335 Dormitory Authority of the State of New York, Revenue         5/10 at 101.00       AAA       1,905,219
              Bonds, State University Educational Facilities, 1999
              Resolution, Series A-D, RITES, Series PA-781R, 10.740%,
              5/15/16 - FSA Insured (IF)

         685 Dormitory Authority of the State of New York, Insured         7/11 at 102.00        AA         726,943
              Revenue Bonds, D'Youville College, Series 2001,
              5.250%, 7/01/20 - RAAI Insured

             Niagara County Industrial Development Agency, New York,
             Civic Facility Revenue Bonds, Niagara University, Series
             2001A:
       3,000  5.500%, 11/01/16 - RAAI Insured                             11/11 at 101.00        AA       3,264,180
       1,000  5.350%, 11/01/23 - RAAI Insured                             11/11 at 101.00        AA       1,075,180

       3,425 Suffolk County Industrial Development Agency, New York,      12/05 at 101.00       BB+       3,440,241
              Revenue Bonds, Dowling College, Series 1994,
              6.625%, 6/01/24

       1,000 Suffolk County Industrial Development Agency, New York,      12/06 at 102.00       BB+       1,020,810
              Revenue Bonds, Dowling College, Series 1996, 6.700%,
              12/01/20

             Utica Industrial Development Agency, New York, Revenue
             Bonds, Utica College, Series 1998A:
         195  5.300%, 8/01/08                                                No Opt. Call       N/R         195,585
       1,000  5.750%, 8/01/28                                              8/08 at 102.00       N/R       1,007,840
----------------------------------------------------------------------------------------------------------------------
             Financials - 0.2%

         500 Liberty Development Corporation, New York, Goldman Sachs        No Opt. Call       Aa3         551,130
              Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
----------------------------------------------------------------------------------------------------------------------
             Healthcare - 11.6%

       2,550 New York City Health and Hospitals Corporation, New York,     2/13 at 100.00       AAA       2,734,543
              Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22
              - AMBAC Insured

       2,175 New York City Industrial Development Agency, New York,        7/12 at 101.00        B2       2,233,921
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2002C, 6.450%, 7/01/32

         745 New York City Industrial Development Agency, New York,        7/12 at 100.00        B2         756,331
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2001B, 6.375%, 7/01/31

       3,300 Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00       AAA       3,463,713
              Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc.,
              Series 1997, 5.950%, 2/01/17

         220 Dormitory Authority of the State of New York, Revenue         7/06 at 102.00        B2         219,824
              Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

       2,250 Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00       AAA       2,351,723
              Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph
              Gurwin Jewish Geriatric Center of Long Island, Series
              1997, 5.700%, 2/01/37 - AMBAC Insured

       2,640 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00       AAA       2,737,126
              Revenue Bonds, Montefiore Medical Center, Series 2005,
              5.000%, 2/01/28 - FGIC Insured

       4,400 Dormitory Authority of the State of New York, FHA-Insured     8/15 at 100.00        AA       4,442,724
              Revenue Bonds, Saint Lukes Roosevelt Hospital, Series
              2005, 4.900%, 8/15/31

       3,285 Dormitory Authority of the State of New York, Revenue         8/14 at 100.00       AAA       3,559,856
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/15 - FSA Insured

       1,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00      Baa1       1,034,070
              Bonds, Winthrop-South Nassau University Hospital
              Association, Series 2003A, 5.500%, 7/01/32

       1,500 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00      Baa1       1,575,285
              Bonds, South Nassau Communities Hospital, Series 2003B,
              5.500%, 7/01/23

       1,250 Dormitory Authority of the State of New York, Revenue         5/13 at 100.00        A3       1,301,888
              Bonds, North Shore Long Island Jewish Group, Series 2003,
              5.375%, 5/01/23

       1,650 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00       Ba1       1,748,439
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2000A, 6.500%, 7/01/25

----
32

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

 $     3,000 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00      Baa1 $     3,278,910
              Bonds, Catholic Health Services of Long Island Obligated
              Group - St. Catherine of Siena Medical Center, Series
              2000A, 6.500%, 7/01/20

       2,400 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00       Ba2       2,363,304
              Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
              5.500%, 7/01/30

         345 New York State Medical Care Facilities Finance Agency,        2/06 at 100.00       AAA         345,959
              FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
              Home Projects, Series 1992B, 6.200%, 8/15/22

         840 New York State Medical Care Facilities Finance Agency,        2/06 at 101.00        AA         858,455
              FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy
              Hospital, Series 1995B, 6.100%, 2/15/15

         960 New York State Medical Care Facilities Finance Agency,        5/06 at 102.00       Aa1         981,322
              Secured Mortgage Revenue Bonds, Brookdale Family Care
              Centers Inc., Series 1995A, 6.375%, 11/15/19

       1,020 New York State Medical Care Facilities Finance Agency,        2/06 at 100.00        AA       1,053,252
              FHA-Insured Hospital and Nursing Home Mortgage Revenue
              Bonds, Series 1994A, 6.200%, 2/15/21

       1,620 Newark-Wayne Community Hospital, New York, Hospital Revenue   3/06 at 100.00       N/R       1,619,903
              Refunding and Improvement Bonds, Series 1993A,
              7.600%, 9/01/15

             Suffolk County Industrial Development Agency, New York,
             Revenue Bonds, Huntington Hospital, Series 2002C:
         850  6.000%, 11/01/22                                            11/12 at 100.00      Baa1         909,670
       1,220  5.875%, 11/01/32                                            11/12 at 100.00      Baa1       1,276,657

       1,000 Yonkers Industrial Development Agency, New York, Revenue      7/11 at 101.00        BB       1,035,900
              Bonds, St. John's Riverside Hospital, Series 2001A,
              7.125%, 7/01/31
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.6%

         335 East Syracuse Housing Authority, New York, FHA-Insured        4/10 at 102.00       AAA         362,252
              Section 8 Assisted Revenue Refunding Bonds, Bennet
              Project, Series 2001A, 6.700%, 4/01/21

       1,000 Madison County Industrial Development Agency, New York,       6/15 at 101.00       AAA       1,030,000
              Civic Facility Revenue Bonds, Morrisville State College
              Foundation, Series 2005A, 5.000%, 6/01/37 - CIFG Insured

             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2001A:
       2,000  5.500%, 11/01/31                                             5/11 at 101.00        AA       2,068,660
       2,000  5.600%, 11/01/42                                             5/11 at 101.00        AA       2,068,000

       2,000 New York City Housing Development Corporation, New York,     11/11 at 100.00        AA       2,041,400
              Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%,
              11/01/33 (Alternative Minimum Tax)

             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2002A:
         910  5.375%, 11/01/23 (Alternative Minimum Tax)                   5/12 at 100.00        AA         941,113
         450  5.500%, 11/01/34 (Alternative Minimum Tax)                   5/12 at 100.00        AA         462,330

       2,000 New York City Housing Development Corporation, New York,      5/14 at 100.00        AA       2,084,160
              Multifamily Housing Revenue Bonds, Series 2004A,
              5.250%, 11/01/30

       1,080 New York City Housing Development Corporation, New York,     11/15 at 100.00        AA       1,078,250
              Multifamily Housing Revenue Bonds, Series 2005F-1, 4.750%,
              11/01/35

       2,040 New York State Housing Finance Agency, Mortgage Revenue       5/06 at 102.00       AAA       2,099,915
              Refunding Bonds, Housing Project, Series 1996A, 6.125%,
              11/01/20 - FSA Insured

             New York State Housing Finance Agency, FHA-Insured
             Multifamily Housing Mortgage Revenue Bonds, Series 1992A:
         455  6.950%, 8/15/12                                              2/06 at 100.00        AA         457,525
         180  7.000%, 8/15/22                                              2/06 at 100.00        AA         180,794

       1,000 New York State Housing Finance Agency, Secured Mortgage       8/11 at 100.00       Aa1       1,024,010
              Program Multifamily Housing Revenue Bonds, Series 2001G,
              5.400%, 8/15/33 (Alternative Minimum Tax)

       1,250 Tonawanda Housing Authority, New York, Housing Revenue        9/09 at 103.00       N/R       1,181,538
              Bonds, Kibler Senior Housing LP, Series 1999A,
              7.750%, 9/01/31

       3,030 Westchester County Industrial Development Agency, New York,   8/11 at 102.00       Aaa       3,188,257
              GNMA Collateralized Mortgage Loan Revenue Bonds, Living
              Independently for the Elderly Inc., Series 2001A,
              5.400%, 8/20/32

----
33

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 1.2%

 $       745   New York State Mortgage Agency, Homeowner Mortgage Revenue   10/09 at 100.00       Aa1 $       755,125
                Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)

       1,470   New York State Mortgage Agency, Homeowner Mortgage Revenue    4/10 at 100.00       Aa1       1,533,504
                Bonds, Series 95, 5.625%, 4/01/22

         280   New York State Mortgage Agency, Mortgage Revenue Bonds,      10/10 at 100.00       Aaa         286,745
                Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum
                Tax)

       1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,       4/13 at 101.00       Aaa       1,671,736
                Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 5.0%

       1,320   East Rochester Housing Authority, New York, GNMA Secured     12/11 at 101.00       Aaa       1,387,650
                Revenue Refunding Bonds, Genesee Valley Presbyterian
                Nursing Center, Series 2001, 5.200%, 12/20/24

         965   Nassau County Industrial Development Agency, New York,        7/11 at 101.00       N/R       1,038,851
                Revenue Bonds, Special Needs Facilities Pooled Program,
                Series 2001B-1, 7.250%, 7/01/16

       1,000   New York City Industrial Development Agency, New York,        7/10 at 102.00       N/R       1,074,880
                Civic Facility Revenue Bonds, Special Needs Facilities
                Pooled Program, Series 2000, 8.125%, 7/01/19

       2,000   Dormitory Authority of the State of New York, Revenue         7/06 at 102.00       Aa1       2,064,840
                Bonds, Bishop Henry R. Hucles Nursing Home Inc., Series
                1996, 6.000%, 7/01/24

       1,935   Dormitory Authority of the State of New York, FHA-Insured     8/06 at 102.00       AAA       1,961,393
                Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                Series 1996, 5.950%, 2/01/16

               Dormitory Authority of the State of New York, Revenue
               Bonds, Providence Rest, Series 2005:
          50    5.125%, 7/01/30 - ACA Insured                                7/15 at 100.00         A          50,984
         415    5.000%, 7/01/35 - ACA Insured                                7/15 at 100.00         A         417,117

       1,000   Dormitory Authority of the State of New York, Revenue         7/10 at 102.00         A       1,089,260
                Bonds, Miriam Osborn Memorial Home Association, Series
                2000B, 6.375%, 7/01/29 - ACA Insured

       1,500   Dormitory Authority of the State of New York, Revenue         7/10 at 101.00       Aa3       1,621,635
                Bonds, Concord Nursing Home Inc., Series 2000,
                6.500%, 7/01/29

         300   Dormitory Authority of the State of New York, FHA-Insured     2/12 at 101.00       AAA         317,217
                Mortgage Revenue Bonds, Augustana Lutheran Home for the
                Aged Inc., Series 2001, 5.400%, 2/01/31 - MBIA Insured

       1,520   Dormitory Authority of the State of New York, FHA-Insured     2/13 at 102.00       AAA       1,592,717
                Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

         250   Suffolk County Industrial Development Agency, New York,       7/11 at 101.00       N/R         269,133
                Revenue Bonds, Special Needs Facilities Pooled Program,
                Series 2001C-1, 7.250%, 7/01/16

       5,000   Syracuse Housing Authority, New York, FHA-Insured Mortgage    2/08 at 102.00       AAA       5,290,900
                Revenue Bonds, Loretto Rest Residential Healthcare
                Facility, Series 1997A, 5.800%, 8/01/37
---------------------------------------------------------------------------------------------------------------------
               Materials - 0.2%

         700   Essex County Industrial Development Agency, New York,        11/09 at 101.00       BBB         743,337
                Environmental Improvement Revenue Bonds, International
                Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative
                Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 5.7%

               New York City, New York, General Obligation Bonds, Fiscal
               Series 1996G:
         220    5.750%, 2/01/17                                              2/06 at 101.50        A+         224,052
         235    5.750%, 2/01/20                                              2/06 at 101.50        A+         239,329

         895   New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50        A+         926,978
                Series 1997D, 5.875%, 11/01/11

       1,650   New York City, New York, General Obligation Bonds, Fiscal     8/14 at 100.00        A+       1,773,288
                Series 2004C, 5.250%, 8/15/16

       3,000   New York City, New York, General Obligation Bonds, Fiscal    11/14 at 100.00       AAA       3,173,490
                Series 2004E, 5.000%, 11/01/19 - FSA Insured

       1,725   New York City, New York, General Obligation Bonds, Fiscal     8/15 at 100.00       AAA       1,854,237
                Series 2006C, 5.000%, 8/01/16 - FSA Insured

       3,620   New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00       AAA       3,821,381
                Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

         950   Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A         999,790
                2000A, 6.000%, 6/01/20 - ACA Insured

----
34

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

               South Orangetown Central School District, Rockland County,
               New York, General Obligation Bonds, Series 1990:
 $       390    6.875%, 10/01/08                                               No Opt. Call        A1 $       426,598
         390    6.875%, 10/01/09                                               No Opt. Call        A1         437,362

               United Nations Development Corporation, New York, Senior
               Lien Revenue Bonds, Series 2004A:
         880    5.250%, 7/01/23                                              1/08 at 100.00        A3         908,274
         750    5.250%, 7/01/24                                              1/08 at 100.00        A3         774,097

       2,150   West Islip Union Free School District, Suffolk County, New   10/15 at 100.00       Aaa       2,302,521
                York, General Obligation Bonds, Series 2005,
                5.000%, 10/01/18 - FSA Insured

         505   White Plains, New York, General Obligation Bonds, Series      5/11 at 100.00       AA+         528,629
                2004A, 5.000%, 5/15/22

       2,085   Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00       AAA       2,222,297
                5.000%, 8/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 20.1%

         300   Albany Housing Authority, Albany, New York, Limited           4/06 at 102.00        A3         306,504
                Obligation Refunding Bonds, Series 1995, 5.850%, 10/01/07

       1,500   Albany Parking Authority, New York, Revenue Refunding           No Opt. Call      Baa1         816,900
                Bonds, Series 1992A, 0.000%, 11/01/17

       3,000   Battery Park City Authority, New York, Senior Revenue        11/13 at 100.00       AAA       3,231,180
                Bonds, Series 2003A, 5.250%, 11/01/22

               Canton Human Services Initiative Inc., New York, Facility
               Revenue Bonds, Series 2001:
         920    5.700%, 9/01/24                                              9/11 at 102.00      Baa2         975,264
       1,155    5.750%, 9/01/32                                              9/11 at 102.00      Baa2       1,220,269

               Metropolitan Transportation Authority, New York, State
               Service Contract Refunding Bonds, Series 2002A:
       1,825    5.750%, 7/01/18                                                No Opt. Call       AA-       2,075,299
       4,400    5.125%, 1/01/29                                              7/12 at 100.00       AA-       4,596,900

               Metropolitan Transportation Authority, New York, Dedicated
               Tax Fund Bonds, Series 2002A:
       4,400    5.250%, 11/15/25 - FSA Insured                              11/12 at 100.00       AAA       4,698,056
       2,000    5.000%, 11/15/30                                            11/12 at 100.00       AA-       2,044,140

       1,680   Monroe Newpower Corporation, New York, Power Facilities       1/13 at 102.00       BBB       1,750,006
                Revenue Bonds, Series 2003, 5.500%, 1/01/34

       1,915   New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3       2,524,851
                Future Tax Secured Bonds, Residual Interest Certificates,
                Series 319, 11.050%, 11/01/17 (IF)

       2,000   New York City Transitional Finance Authority, New York,       2/13 at 100.00       AAA       2,107,040
                Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                5.000%, 2/01/22 - MBIA Insured

       2,665   New York City Transitional Finance Authority, New York,       2/13 at 100.00       AAA       2,768,056
                Future Tax Secured Bonds, Fiscal Series 2003E,
                5.000%, 2/01/23

         570   Dormitory Authority of the State of New York, Revenue         2/15 at 100.00       AAA         589,300
                Bonds, Mental Health Services Facilities Improvements,
                Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

          10   Dormitory Authority of the State of New York, Improvement     2/07 at 102.00       AAA          10,488
                Revenue Bonds, Mental Health Services Facilities, Series
                1997A, 5.750%, 8/15/22 - MBIA Insured

       1,495   Dormitory Authority of the State of New York, Revenue         2/07 at 102.00       AA-       1,554,770
                Bonds, Mental Health Services Facilities Improvements,
                Series 1997B, 5.625%, 2/15/21

       1,180   New York State Environmental Facilities Corporation,          3/14 at 100.00       AA-       1,234,929
                Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

       1,000   New York State Housing Finance Agency, Revenue Refunding      5/06 at 101.50        A+       1,024,670
                Bonds, New York City Health Facilities, Series 1996A,
                6.000%, 11/01/08

       3,125   New York State Local Government Assistance Corporation,         No Opt. Call       AAA       3,421,000
                Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

          10   New York State Housing Finance Agency, Service Contract       9/07 at 100.00       AA-          10,222
                Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15

         375   Dormitory Authority of the State of New York, State           3/15 at 100.00       AAA         396,233
                Personal Income Tax Revenue Bonds, Series 2005F,
                5.000%, 3/15/21 (WI, settling 12/07/05) - FSA Insured

----
35

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     5,500 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call       AAA $     6,292,715
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

       3,335 New York State Thruway Authority, Highway and Bridge Trust    4/10 at 101.00       Aaa       4,331,098
              Fund Bonds, Residual Interest Certificates, Series 368,
              10.660%, 4/01/16 - FGIC Insured (IF)

       1,000 New York State Urban Development Corporation, Special         1/06 at 102.00       AA-       1,022,220
              Project Revenue Refunding Bonds, Onondaga County
              Convention Center, Series 1995, 6.250%, 1/01/20

       3,500 New York State Urban Development Corporation, Service           No Opt. Call       AA-       3,766,840
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       3,900  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00       AAA       4,098,003
       1,930  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00       AAA       2,022,177

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       2,755  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00       AAA       2,942,257
       4,945  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00       AAA       5,264,744

       3,000 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00       AA-       3,249,780
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

       1,310 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call       AA-       1,414,381
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10

       1,250 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB       1,387,388
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
-------------------------------------------------------------------------------------------------------------------
             Transportation - 7.7%

             Metropolitan Transportation Authority, New York,
             Transportation Revenue Refunding Bonds, Series 2002A:
       1,500  5.500%, 11/15/19 - AMBAC Insured                            11/12 at 100.00       AAA       1,648,350
       1,000  5.125%, 11/15/22 - FGIC Insured                             11/12 at 100.00       AAA       1,062,550

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call       AAA       1,628,355
              Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15 - FGIC Insured

         500 New York City Industrial Development Agency, New York,       12/08 at 102.00       Ba2         424,125
              Special Facilities Revenue Bonds, British Airways PLC,
              Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

       1,000 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00       AAA       1,035,780
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
         600  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00       AAA         624,312
       4,300  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00       AAA       4,460,648

       1,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00       AAA       1,057,860
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) -
              MBIA Insured

       1,500 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00       AAA       1,556,685
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA
              Insured

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       2,500  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00       AAA       2,610,150
         625  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00       AAA         649,688

         250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC         172,918
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       1,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00       Aa2       1,560,120
              Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

       5,000 Triborough Bridge and Tunnel Authority, New York, General    11/12 at 100.00       AA-       6,218,700
              Purpose Revenue Bonds, ROLS II-R, Series 194, 9.364%,
              11/15/19 (IF)

----
36

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
 $       780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call       AAA $       893,170
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00       AAA       2,474,662
----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 13.2%

       1,000 Cattaraugus County Industrial Development Agency, New York,   7/10 at 102.00   Baa1***       1,138,760
              Revenue Bonds, Jamestown Community College, Series 2000A,
              6.500%, 7/01/30 (Pre-refunded to 7/01/10)

       1,045 Erie County Tobacco Asset Securitization Corporation, New     7/10 at 101.00       AAA       1,158,842
              York, Senior Tobacco Settlement Asset- Backed Bonds,
              Series 2000, 6.000%, 7/15/20 (Pre-refunded to 7/15/10)

       2,000 Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00       AAA       2,084,420
              Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
              AMBAC Insured

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 1999A:
       1,000  5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured    10/14 at 100.00       AAA       1,104,360
       2,000  5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured    10/14 at 100.00       AAA       2,171,560

             Monroe Tobacco Asset Securitization Corporation, New York,
             Tobacco Settlement Asset-Backed Bonds, Series 2000:
         250  6.000%, 6/01/15 (Pre-refunded to 6/01/10)                    6/10 at 101.00       AAA         277,328
         945  6.150%, 6/01/25 (Pre-refunded to 6/01/10)                    6/10 at 101.00       AAA       1,054,148

         555 New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00       AAA         611,283
              Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
              (Pre-refunded to 6/01/10)

       1,000 Nassau County Interim Finance Authority, New York, Sales     11/10 at 100.00       AAA       1,102,310
              Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16
              (Pre-refunded to 11/15/10) - MBIA Insured

         275 New York City Municipal Water Finance Authority, New York,    6/09 at 101.00       AAA         296,640
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2000A, 5.500%, 6/15/32 (Pre-refunded to 6/15/09) - FGIC
              Insured

         220 Dormitory Authority of the State of New York, Suffolk         4/06 at 109.85   Baa1***         303,420
              County, Lease Revenue Bonds, Judicial Facilities, Series
              1991A, 9.500%, 4/15/14

             Dormitory Authority of the State of New York, Improvement
             Revenue Bonds, Mental Health Services Facilities, Series
             1997A:
         965  5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured     2/07 at 102.00       AAA       1,011,571
          25  5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured     2/07 at 102.00       AAA          26,225

       1,005 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00    AA-***       1,052,024
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)

             Dormitory Authority of the State of New York, Revenue
             Bonds, State University Educational Facilities, 1999
             Resolution, Series A-D, RITES, Series PA-781R:
         835  10.740%, 5/15/14 (Pre-refunded to 5/15/10) - FSA Insured     5/10 at 101.00       AAA       1,092,673
              (IF)
         500  10.740%, 5/15/16 (Pre-refunded to 5/15/10) - FSA Insured     5/10 at 101.00       AAA         654,295
              (IF)
         670  10.740%, 5/15/17 (Pre-refunded to 5/15/10) - FSA Insured     5/10 at 101.00       AAA         876,755
              (IF)

         200 New York State Housing Finance Agency, Construction Fund        No Opt. Call       AAA         229,708
              Bonds, State University, Series 1986A, 8.000%, 5/01/11

       1,785 New York State Housing Finance Agency, Service Contract       9/07 at 100.00       AAA       1,877,302
              Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15
              (Pre-refunded to 9/15/07)

       1,200 Dormitory Authority of the State of New York, Revenue         3/13 at 100.00     AA***       1,326,636
              Bonds, State Personal Income Tax, Series 2003A, 5.375%,
              3/15/22 (Pre-refunded to 3/15/13)

       1,535 New York State Thruway Authority, Highway and Bridge Trust    4/12 at 100.00       AAA       1,674,102
              Fund Bonds, Series 2002A, 5.250%, 4/01/18 (Pre-refunded to
              4/01/12) - FSA Insured

       1,500 New York State Thruway Authority, Highway and Bridge Trust    4/13 at 100.00       AAA       1,646,595
              Fund Bonds, Second Generation, Series 2003A, 5.250%,
              4/01/23 (Pre-refunded to 4/01/13) - MBIA Insured

       2,170 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00       AAA       2,356,880
              Fund Bonds, Second Generation, Series 2004,
              5.000%, 4/01/20 (Pre-refunded to 4/01/14) - MBIA Insured

       5,745 New York State Thruway Authority, Local Highway and Bridge      No Opt. Call       AAA       7,472,809
              Service Contract Bonds, DRIVERS, Series 145,
              10.515%, 10/01/08 - AMBAC Insured (IF)

----
37

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed *** (continued)

               New York State Urban Development Corporation, State
               Personal Income Tax Revenue Bonds, State Facilities and
               Equipment, Series 2002A:
 $     1,500    5.375%, 3/15/18 (Pre-refunded to 3/15/12)                    3/12 at 100.00     AA*** $     1,645,875
       3,500    5.125%, 3/15/27 (Pre-refunded to 3/15/12)                    3/12 at 100.00     AA***       3,791,585

       2,000   New York State Urban Development Corporation, State           3/13 at 100.00     AA***       2,163,540
                Personal Income Tax Revenue Bonds, State Facilities and
                Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded
                to 3/15/13)

       1,420   Niagara Falls City School District, Niagara County, New       6/09 at 101.00   BBB-***       1,580,588
                York, Certificates of Participation, High School Facility,
                Series 2000, 6.625%, 6/15/28 (Pre-refunded to 6/15/09)

       1,000   Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00       AAA       1,106,870
                Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded to 7/01/10) - MBIA Insured

       2,500   Westchester Tobacco Asset Securitization Corporation, New     7/10 at 101.00       AAA       2,858,425
                York, Tobacco Settlement Asset-Backed Bonds, Series 1999,
                6.750%, 7/15/29 (Pre-refunded to 7/15/10)

       1,960   Yonkers Industrial Development Agency, New York, Revenue      2/11 at 100.00   BBB-***       2,243,044
                Bonds, Community Development Properties - Yonkers Inc.
                Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded to
                2/01/11)
---------------------------------------------------------------------------------------------------------------------
               Utilities - 8.8%

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 1998A:
       3,000    5.125%, 12/01/22 - FSA Insured                               6/08 at 101.00       AAA       3,135,990
       1,000    5.250%, 12/01/26 - AMBAC Insured                             6/08 at 101.00       AAA       1,047,810
       1,000    5.250%, 12/01/26                                             6/08 at 101.00        A-       1,044,730

       2,350   Long Island Power Authority, New York, Electric System          No Opt. Call       AAA       1,248,320
                General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 - FSA
                Insured

       2,000   Long Island Power Authority, New York, Electric System        9/11 at 100.00        A-       2,132,320
                General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

       1,000   Long Island Power Authority, New York, Electric System        5/11 at 100.00        A-       1,050,700
                General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

       5,000   Long Island Power Authority, New York, Electric System        9/13 at 100.00       AAA       5,337,050
                General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                CIFG Insured

       2,450   New York City Industrial Development Agency, New York,       10/08 at 102.00      BBB-       2,456,836
                Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
                LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

       3,500   New York State Energy Research and Development Authority,     3/08 at 101.50       AAA       3,502,310
                Pollution Control Revenue Bonds, New York State Electric
                and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA
                Insured

       3,000   New York State Power Authority, General Revenue Bonds,       11/10 at 100.00       Aa2       3,140,850
                Series 2000A, 5.250%, 11/15/40

       1,500   Niagara County Industrial Development Agency, New York,      11/11 at 101.00      Baa3       1,574,430
                Solid Waste Disposal Facility Revenue Bonds, American
                Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
                11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)

         200   Niagara County Industrial Development Agency, New York,      11/11 at 101.00      Baa3         208,960
                Solid Waste Disposal Facility Revenue Refunding Bonds,
                American Ref-Fuel Company of Niagara LP, Series 2001D,
                5.550%, 11/15/24 (Mandatory put 11/15/15)

               Suffolk County Industrial Development Agency, New York,
               Revenue Bonds, Nissequogue Cogeneration Partners Facility,
               Series 1998:
       1,800    5.300%, 1/01/13 (Alternative Minimum Tax)                    1/09 at 101.00       N/R       1,808,748
       4,000    5.500%, 1/01/23 (Alternative Minimum Tax)                    1/09 at 101.00       N/R       3,945,760

         100   Westchester County Industrial Development Agency,             7/07 at 101.00       BBB         102,969
                Westchester County, New York, Resource Recovery Revenue
                Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 4.9%

               Monroe County Water Authority, New York, Water System
               Revenue Bonds, Series 2001:
         850    5.150%, 8/01/22                                              8/11 at 101.00        AA         894,625
       2,250    5.250%, 8/01/36                                              8/11 at 101.00        AA       2,345,243

       3,015   New York City Municipal Water Finance Authority, New York,    6/10 at 101.00       AA+       3,234,160
                Water and Sewerage System Revenue Bonds, Fiscal Series
                2001A, 5.500%, 6/15/33

----
38

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     2,225 New York City Municipal Water Finance Authority, New York,    6/12 at 100.00       AA+ $     2,406,845
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2003A, 5.375%, 6/15/19

       4,000 New York State Environmental Facilities Corporation, State   11/12 at 100.00       AAA       4,324,960
              Clean Water and Drinking Water Revolving Funds Revenue
              Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18

       2,950 Niagara Falls Public Water Authority, New York, Water and     7/15 at 100.00       AAA       3,069,888
              Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 -
              XLCA Insured

       1,455 Western Nassau County Water Authority, New York, Water        5/15 at 100.00       Aaa       1,554,662
              System Revenue Bonds, Series 2005, 5.000%, 5/01/18 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
 $   333,880 Total Long-Term Investments (cost $339,386,428) - 98.0%                                    355,154,919
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.6%
       2,350 Puerto Rico Government Development Bank, Adjustable                                A-1       2,350,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 2.850%, 12/01/15 - MBIA Insured+
-------------------------------------------------------------------------------------------------------------------
 $     2,350 Total Short-Term Investments (cost $2,350,000)                                               2,350,000
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $341,736,428) - 98.6%                                              357,504,919
             ------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                         4,995,092
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   362,500,011
             -----------------------------------------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
            U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         N/RInvestment is not rated.
        (WI)Security purchased on a when-issued basis.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
        (IF)Inverse floating rate security.

         Income Tax Information

         The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

         At November 30, 2005, the cost of investments was $341,466,610.

         Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
        Appreciation                                           $17,085,894
        Depreciation                                            (1,047,585)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $16,038,309
     ----------------------------------------------------------------------


----
39

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.2%

 $     1,000 Allegany County Industrial Development Agency, New York,      8/08 at 102.00       Aaa $     1,038,100
              Revenue Bonds, Alfred University, Series 1998, 5.000%,
              8/01/28 - MBIA Insured

       3,095 Amherst Industrial Development Agency, New York, Revenue      8/10 at 102.00       AAA       3,405,274
              Bonds, UBF Faculty/Student Housing Corporation, University
              of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC
              Insured

       1,110 Amherst Industrial Development Agency, New York, Revenue      8/12 at 101.00       AAA       1,172,049
              Bonds, UBF Faculty/Student Housing Corporation, University
              of Buffalo Creekside Project, Series 2002A, 5.000%,
              8/01/22 - AMBAC Insured

       1,750 New York City Trust for Cultural Resources, New York,         4/07 at 101.00       AAA       1,814,977
              Revenue Bonds, American Museum of Natural History, Series
              1997A, 5.650%, 4/01/27 - MBIA Insured

       1,145 New York City Industrial Development Agency, New York,        6/07 at 102.00       Aaa       1,205,158
              Civic Facility Revenue Bonds, Anti- Defamation League
              Foundation, Series 1997A, 5.600%, 6/01/17 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Lease Revenue     No Opt. Call       AAA       1,085,490
              Bonds, State University Dormitory Facilities, Series
              2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA
              Insured

       4,000 Dormitory Authority of the State of New York, Consolidated      No Opt. Call       AAA       4,404,240
              Revenue Bonds, City University System, Series 1993A,
              5.750%, 7/01/13 - MBIA Insured

       2,890 Dormitory Authority of the State of New York, Insured         7/08 at 101.00       Aaa       3,025,194
              Revenue Bonds, Ithaca College, Series 1998, 5.000%,
              7/01/21 - AMBAC Insured

       1,345 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA       1,520,859
              Bonds, City University of New York, Series 2005A, 5.500%,
              7/01/18 - FGIC Insured

       5,280 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00       AAA       4,423,109
              Bonds, University of Rochester, Series 2000A, 0.000%,
              7/01/25 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00       AAA       1,061,020
              Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 -
              MBIA Insured

       1,000 Dormitory Authority of the State of New York, General           No Opt. Call       AAA       1,167,620
              Revenue Bonds, New York University, Series 2001-1, 5.500%,
              7/01/40 - AMBAC Insured

       1,000 Dormitory Authority of the State of New York, Insured         7/11 at 100.00       AAA       1,023,670
              Revenue Bonds, Yeshiva University, Series 2001, 5.000%,
              7/01/30 - AMBAC Insured

       1,490 Dormitory Authority of the State of New York, Insured         7/12 at 100.00       AAA       1,567,629
              Revenue Bonds, Fordham University, Series 2002, 5.000%,
              7/01/21 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.6%

             New York City Health and Hospitals Corporation, New York,
             Health System Revenue Bonds, Series 2003A:
       2,000  5.250%, 2/15/21 - AMBAC Insured                              2/13 at 100.00       AAA       2,144,740
       1,750  5.250%, 2/15/22 - AMBAC Insured                              2/13 at 100.00       AAA       1,876,647

       6,510 Dormitory Authority of New York, Revenue Bonds, St.           2/06 at 102.00       AAA       6,742,667
              Vincent's Hospital and Medical Center, Series 1995,
              5.800%, 8/01/25 - AMBAC Insured

       3,305 Dormitory Authority of the State of New York, FHA-Insured     2/06 at 104.00       AAA       3,441,794
              Mortgage Hospital Revenue Bonds, Millard Fillmore
              Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

       2,500 Dormitory Authority of the State of New York, Secured         2/08 at 101.50       AAA       2,588,875
              Hospital Insured Revenue Bonds, Southside Hospital, Series
              1998, 5.000%, 2/15/25 - MBIA Insured

       4,000 Dormitory Authority of the State of New York, FHA-Insured     2/08 at 102.00       AAA       4,219,000
              Mortgage Revenue Refunding Bonds, United Health Services,
              Series 1997, 5.375%, 8/01/27 - AMBAC Insured

       6,115 Dormitory Authority of the State of New York, FHA-Insured     2/08 at 101.00       AAA       6,152,546
              Mortgage Hospital Revenue Bonds, New York and Presbyterian
              Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

       3,000 Dormitory Authority of the State of New York, Revenue        11/08 at 101.00       AAA       3,135,030
              Bonds, North Shore Health System Obligated Group, Series
              1998, 5.000%, 11/01/23 - MBIA Insured

         400 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00       AAA         412,328
              Mortgage Hospital Revenue Bonds, Hospital for Special
              Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

       1,910 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00       AAA       1,974,463
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 8/01/29 - FGIC Insured

----
40

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

 $     2,460 Dormitory Authority of the State of New York, Revenue         8/14 at 100.00       AAA $     2,665,828
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/15 - FSA Insured

       2,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00       AAA       2,109,200
              Bonds, Memorial Sloan-Kettering Cancer Center, Series
              2003-1, 5.000%, 7/01/21 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, FHA-Insured     8/09 at 101.00       AAA       2,130,620
              Mortgage Hospital Revenue Bonds, Montefiore Medical
              Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

       3,125 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00       AAA       3,347,188
              Bonds, Catholic Health Services of Long Island Obligated
              Group - St. Charles Hospital and Rehabilitation Center,
              Series 1999A, 5.500%, 7/01/22 - MBIA Insured

       2,260 Dormitory Authority of the State of New York, Hospital        7/09 at 101.00       AAA       2,408,911
              Revenue Bonds, Catholic Health Services of Long Island
              Obligated Group - St. Francis Hospital, Series 1999A,
              5.500%, 7/01/29 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Insured         7/09 at 101.00       AAA       1,074,370
              Revenue Bonds, New Island Hospital, Series 1999A, 5.750%,
              7/01/19 - AMBAC Insured

       5,000 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00       AAA       5,244,300
              Bonds, Winthrop South Nassau University Health System
              Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC
              Insured

       2,890 New York State Medical Care Facilities Finance Agency,        2/06 at 101.00       AAA       2,909,652
              FHA-Insured Mortgage Revenue Bonds, Montefiore Medical
              Center, Series 1995A, 5.750%, 2/15/15 - AMBAC Insured

       1,910 Dormitory Authority of the State of New York, FHA-Insured     8/12 at 100.00       AAA       1,987,489
              Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
              Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.8%

       4,030 New York City Housing Development Corporation, New York,      7/15 at 100.00       AAA       4,215,702
              Capital Fund Program Revenue Bonds, Series 2005A, 5.000%,
              7/01/25 - FGIC Insured

       2,236 New York City Housing Development Corporation, New York,     12/05 at 105.00       AAA       2,351,596
              Multifamily Housing Revenue Bonds, Pass-Through
              Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

             New York State Housing Finance Agency, Mortgage Revenue
             Refunding Bonds, Housing Project, Series 1996A:
       5,005  6.100%, 11/01/15 - FSA Insured                               5/06 at 102.00       AAA       5,163,909
       4,525  6.125%, 11/01/20 - FSA Insured                               5/06 at 102.00       AAA       4,657,899
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

       4,250 East Rochester Housing Authority, New York, FHA-Insured       8/07 at 102.00       AAA       4,479,245
              Mortgage Revenue Bonds, St. John's Meadows Project, Series
              1997A, 5.700%, 8/01/27 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, Insured         7/15 at 100.00       AAA       2,060,600
              Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34
              - FSA Insured

       2,000 Dormitory Authority of the State of New York, FHA-Insured     8/10 at 101.00       AAA       2,131,940
              Nursing Home Mortgage Revenue Bonds, Augustana Lutheran
              Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 -
              MBIA Insured

       3,665 Dormitory Authority of the State of New York, FHA-Insured     8/11 at 101.00       AAA       3,800,422
              Nursing Home Mortgage Revenue Bonds, Norwegian Christian
              Home and Health Center, Series 2001, 5.200%, 8/01/36 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.9%

       1,150 Binghamton, New York, General Obligation Bonds, Series        8/15 at 100.00       Aaa       1,247,003
              2005, 5.000%, 8/15/16 - FSA Insured

             Erie County, New York, General Obligation Bonds, Series
             2003A:
       1,000  5.250%, 3/15/15 - FGIC Insured                               3/13 at 100.00       Aaa       1,087,750
       1,000  5.250%, 3/15/16 - FGIC Insured                               3/13 at 100.00       Aaa       1,080,290
       1,000  5.250%, 3/15/17 - FGIC Insured                               3/13 at 100.00       Aaa       1,078,980
       1,000  5.250%, 3/15/18 - FGIC Insured                               3/13 at 100.00       Aaa       1,077,670

             Saratoga County, Half Moon, New York, Public Improvement
             Bonds, Series 1991:
         385  6.500%, 6/01/09 - AMBAC Insured                                No Opt. Call       AAA         424,258
         395  6.500%, 6/01/10 - AMBAC Insured                                No Opt. Call       AAA         444,636
         395  6.500%, 6/01/11 - AMBAC Insured                                No Opt. Call       AAA         452,785

       2,295 Harborsfield Central School District, Suffolk County, New     6/11 at 100.00       Aaa       2,437,038
              York, General Obligation Bonds, Series 2001, 5.000%,
              6/01/19 - FSA Insured

----
41

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     2,250 Monroe County, New York, General Obligation Public            3/12 at 100.00       AAA $     2,394,630
              Improvement Bonds, Series 2002, 5.000%, 3/01/16 - FGIC
              Insured

       2,000 Monroe Woodbury Central School District, Orange County, New   5/14 at 100.00       AAA       1,957,060
              York, General Obligation Bonds, Series 2004A, 4.250%,
              5/15/22 - FGIC Insured

             Mount Sinai Union Free School District, Suffolk County, New
             York, General Obligation Refunding Bonds, Series 1992:
         500  6.200%, 2/15/15 - AMBAC Insured                                No Opt. Call       AAA         587,795
       1,035  6.200%, 2/15/16 - AMBAC Insured                                No Opt. Call       AAA       1,221,093

          60 New York City, New York, General Obligation Bonds, Fiscal     2/06 at 100.00       AAA          60,153
              Series 1992C, 6.250%, 8/01/10 - FSA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2001D:
       3,000  5.250%, 8/01/15 - MBIA Insured                               8/10 at 101.00       AAA       3,210,330
       2,000  5.000%, 8/01/16 - FGIC Insured                               8/10 at 101.00       AAA       2,112,060

       2,460 New York City, New York, General Obligation Bonds, Fiscal    11/11 at 101.00       AAA       2,650,281
              Series 2002A, 5.250%, 11/01/15 - MBIA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004E:
       1,100  5.000%, 11/01/13 - FSA Insured                                 No Opt. Call       AAA       1,185,998
       2,030  5.000%, 11/01/14 - FSA Insured                                 No Opt. Call       AAA       2,192,359
       2,500  5.000%, 11/01/19 - FSA Insured                              11/14 at 100.00       AAA       2,644,575
       1,050  5.000%, 11/01/20 - FSA Insured                              11/14 at 100.00       AAA       1,107,519

       3,000 New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00       AAA       3,166,890
              Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

       1,505 Nassau County, North Hempstead, New York, General               No Opt. Call       AAA       1,775,765
              Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14
              - FGIC Insured

             Rensselaer County, New York, General Obligation Bonds,
             Series 1991:
         960  6.700%, 2/15/13 - AMBAC Insured                                No Opt. Call       AAA       1,136,563
         960  6.700%, 2/15/14 - AMBAC Insured                                No Opt. Call       AAA       1,150,925
         960  6.700%, 2/15/15 - AMBAC Insured                                No Opt. Call       AAA       1,165,382

             Rondout Valley Central School District, Ulster County, New
             York, General Obligation Bonds, Series 1991:
         550  6.850%, 6/15/09 - FGIC Insured                                 No Opt. Call       AAA         610,687
         550  6.850%, 6/15/10 - FGIC Insured                                 No Opt. Call       AAA         625,081

       1,500 West Islip Union Free School District, Suffolk County, New   10/15 at 100.00       Aaa       1,620,270
              York, General Obligation Bonds, Series 2005, 5.000%,
              10/01/16 - FSA Insured

       1,985 Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00       AAA       2,123,871
              5.000%, 8/01/17 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.0%

       1,215 Buffalo Fiscal Stability Authority, New York, Sales Tax       9/15 at 100.00       AAA       1,290,549
              Revenue State Aid Secured Bonds, Series 2005A, 5.000%,
              9/01/19 - MBIA Insured

       1,000 Erie County Industrial Development Agency, New York, School   5/12 at 100.00       AAA       1,108,020
              Facility Revenue Bonds, Buffalo City School District,
              Series 2003, 5.750%, 5/01/19 - FSA Insured

       1,100 Erie County Industrial Development Agency, New York, School   5/14 at 100.00       AAA       1,233,914
              Facility Revenue Bonds, Buffalo City School District,
              Series 2004, 5.750%, 5/01/26 - FSA Insured

             Metropolitan Transportation Authority, New York, State
             Service Contract Refunding Bonds, Series 2002A:
       2,000  5.500%, 1/01/20 - MBIA Insured                               7/12 at 100.00       AAA       2,182,400
       1,350  5.000%, 7/01/25 - FGIC Insured                               7/12 at 100.00       AAA       1,410,035

       5,000 Metropolitan Transportation Authority, New York, Dedicated   11/12 at 100.00       AAA       5,338,700
              Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA
              Insured

             New York Convention Center Development Corporation, Hotel
             Unit Fee Revenue Bonds, Series 2005:
       1,330  5.000%, 11/15/30 - AMBAC Insured                            11/15 at 100.00       AAA       1,379,090
       2,670  5.000%, 11/15/44 - AMBAC Insured                            11/15 at 100.00       AAA       2,742,677

----
42

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,700 New York City Transitional Finance Authority, New York,      11/11 at 101.00       AAA $     1,745,424
              Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%,
              5/01/30 - MBIA Insured

             New York City Transitional Finance Authority, New York,
             Future Tax Secured Bonds, Fiscal Series 2003C:
       2,000  5.250%, 8/01/20 - AMBAC Insured                              8/12 at 100.00       AAA       2,150,540
       1,700  5.250%, 8/01/22 - AMBAC Insured                              8/12 at 100.00       AAA       1,827,959

       3,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00       AAA       3,160,560
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/22 - MBIA Insured

       1,330 New York City Transitional Finance Authority, New York,       2/13 at 100.00       AAA       1,430,947
              Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%,
              2/01/22 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Lease Revenue   8/14 at 100.00       AAA       1,040,380
              Bonds, Wayne-Finger Lakes Board of Cooperative Education
              Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

         950 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00       AAA         982,167
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

         745 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA         802,045
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005D, 5.000%, 2/15/14 - FGIC Insured

       1,400 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA       1,509,116
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured

         220 Dormitory Authority of the State of New York, Improvement     8/10 at 100.00       AAA         232,243
              Revenue Bonds, Mental Health Services Facilities, Series
              2000D, 5.250%, 8/15/30 - FSA Insured

       2,410 Dormitory Authority of the State of New York, Revenue         7/14 at 100.00       AAA       2,543,249
              Bonds, Department of Health, Series 2004-2,
              5.000%, 7/01/20 - FGIC Insured

         245 Dormitory Authority of the State of New York, Improvement     8/09 at 101.00       AAA         258,720
              Revenue Bonds, Mental Health Services Facilities, Series
              1999D, 5.250%, 2/15/29 - FSA Insured

       2,000 New York State Local Government Assistance Corporation,         No Opt. Call       AAA       2,189,440
              Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

             New York State Municipal Bond Bank Agency, Buffalo, Special
             Program Revenue Bonds, Series 2001A:
       1,185  5.250%, 5/15/25 - AMBAC Insured                              5/11 at 100.00       AAA       1,256,965
       1,250  5.250%, 5/15/26 - AMBAC Insured                              5/11 at 100.00       AAA       1,325,912

             Dormitory Authority of the State of New York, Revenue
             Bonds, School Districts Financing Program, Series 2002D:
       6,275  5.250%, 10/01/23 - MBIA Insured                             10/12 at 100.00       AAA       6,746,755
         875  5.000%, 10/01/30 - MBIA Insured                             10/12 at 100.00       AAA         899,666

         310 Dormitory Authority of the State of New York, State           3/15 at 100.00       AAA         327,552
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/21 (WI, settling 12/07/05) - FSA Insured

       5,385 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call       AAA       6,161,140
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

       1,000 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00       AAA       1,046,760
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/23 - MBIA Insured

       1,200 New York State Thruway Authority, State Personal Income Tax   9/14 at 100.00       AAA       1,256,856
              Revenue Bonds, Series 2004A, 5.000%, 3/15/24 - AMBAC
              Insured

         675 Niagara Falls City School District, Niagara County, New       6/15 at 100.00       AAA         697,491
              York, Certificates of Participation, High School Facility,
              Series 2005, 5.000%, 6/15/28 - FSA Insured

             Puerto Rico Highway and Transportation Authority, Highway
             Revenue Refunding Bonds, Series 2002E:
       1,525  5.500%, 7/01/14 - FSA Insured                                  No Opt. Call       AAA       1,709,205
       4,000  5.500%, 7/01/18 - FSA Insured                                  No Opt. Call       AAA       4,548,280

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       1,500  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00       AAA       1,578,420
       1,670  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00       AAA       1,754,786
       1,225  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00       AAA       1,283,506

----
43

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)
 $     4,020  5.000%, 10/15/29 - AMBAC Insured                            10/14 at 100.00       AAA $     4,187,956
         500  5.000%, 10/15/32 - AMBAC Insured                            10/14 at 100.00       AAA         519,030

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       3,900  5.250%, 6/01/20 - AMBAC Insured                              6/13 at 100.00       AAA       4,175,457
         250  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00       AAA         266,993
       5,400  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00       AAA       5,749,164
-------------------------------------------------------------------------------------------------------------------
             Transportation - 13.6%

       2,500 Albany County Airport Authority, New York, Airport Revenue   12/07 at 102.00       AAA       2,623,225
              Bonds, Series 1997, 5.500%, 12/15/19 (Alternative Minimum
              Tax) - FSA Insured

       4,250 Metropolitan Transportation Authority, New York,             11/12 at 100.00       AAA       4,670,325
              Transportation Revenue Refunding Bonds, Series 2002A,
              5.500%, 11/15/18 - AMBAC Insured

       3,450 Metropolitan Transportation Authority, New York,             11/12 at 100.00       AAA       4,456,192
              Transportation Revenue Bonds, DRIVERS Series 267,
              Series 2002E, 9.773%, 11/15/18 - MBIA Insured (IF)

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call       AAA       1,628,355
              Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15 - FGIC Insured

       2,615 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00       AAA       2,708,565
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
       1,000  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00       AAA       1,040,520
       3,500  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00       AAA       3,630,760

             Niagara Frontier Airport Authority, New York, Airport
             Revenue Bonds, Buffalo Niagara International Airport,
             Series 1998:
       1,000  5.000%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured     4/08 at 101.00       AAA       1,016,880
       1,500  5.000%, 4/01/28 (Alternative Minimum Tax) - FGIC Insured     4/08 at 101.00       AAA       1,511,820

       3,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00       AAA       3,173,580
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) -
              MBIA Insured

       2,000 Port Authority of New York and New Jersey, Consolidated      10/07 at 101.00       AAA       2,091,040
              Revenue Bonds, One Hundred Twentieth Series 2000, 5.750%,
              10/15/26 (Alternative Minimum Tax) - MBIA Insured

       3,000 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00       AAA       3,113,370
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA
              Insured

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       1,000  5.000%, 12/01/19 - FSA Insured                               6/15 at 101.00       AAA       1,070,110
       2,000  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00       AAA       2,088,120
       1,100  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00       AAA       1,143,450

       2,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00       AAA       2,674,900
              Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 -
              FGIC Insured

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call       AAA         893,170
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00       AAA       2,474,662

       3,535 Triborough Bridge and Tunnel Authority, New York, General    11/13 at 100.00       AAA       4,399,873
              Purpose Revenue Bonds, DRIVERS, Series 342, 9.032%,
              11/15/19 (IF)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 9.5%

             Camden Central School District, Oneida County, New York,
             General Obligation Bonds, Series 1991:
         600  7.100%, 6/15/09 - AMBAC Insured                                No Opt. Call       AAA         673,242
         275  7.100%, 6/15/10 - AMBAC Insured                                No Opt. Call       AAA         316,520

       1,000 Erie County Water Authority, New York, Water Revenue Bonds,  12/09 at 100.00       AAA       1,159,350
              Series 1990B, 6.750%, 12/01/14 - AMBAC Insured

         500 Greece Central School District, Monroe County, New York,        No Opt. Call       AAA         543,005
              General Obligation Bonds, School District Bonds, Series
              1992, 6.000%, 6/15/09 - FGIC Insured

----
44

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** (continued)

 $     3,040   Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00       AAA $     3,143,208
                Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 -
                AMBAC Insured

       3,500   Metropolitan Transportation Authority, New York, Commuter     7/13 at 100.00       AAA       3,792,425
                Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21
                (Pre-refunded to 7/01/13) - AMBAC Insured

               Metropolitan Transportation Authority, New York, Dedicated
               Tax Fund Bonds, Series 1998A:
       2,865    4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured   10/15 at 100.00       AAA       3,005,385
       1,800    4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured   10/15 at 100.00       AAA       1,921,626

               Metropolitan Transportation Authority, New York, Dedicated
               Tax Fund Bonds, Series 1999A:
       1,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured    10/14 at 100.00       AAA       1,085,780
         500    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured    10/14 at 100.00       AAA         542,890

       1,500   Dormitory Authority of the State of New York, Revenue         3/13 at 100.00       AAA       1,622,655
                Bonds, State Personal Income Tax, Series 2003A, 5.000%,
                3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

               Dormitory Authority of the State of New York, Revenue
               Bonds, State University Educational Facilities,
               Series 2002A:
       2,225    5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured     5/12 at 101.00       AAA       2,430,568
       1,000    5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured     5/12 at 101.00       AAA       1,085,250

       2,000   New York State Thruway Authority, Highway and Bridge Trust    4/12 at 100.00       AAA       2,153,160
                Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded to
                4/01/12) - AMBAC Insured

               New York State Thruway Authority, Highway and Bridge Trust
               Fund Bonds, Series 2002A:
       2,000    5.250%, 4/01/18 (Pre-refunded to 4/01/12) - FSA Insured      4/12 at 100.00       AAA       2,181,240
       1,000    5.250%, 4/01/19 (Pre-refunded to 4/01/12) - FSA Insured      4/12 at 100.00       AAA       1,090,620

       1,500   New York State Thruway Authority, Highway and Bridge Trust    4/13 at 100.00       AAA       1,646,595
                Fund Bonds, Second Generation, Series 2003A, 5.250%,
                4/01/23 (Pre-refunded to 4/01/13) - MBIA Insured

       1,000   New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00       AAA       1,086,120
                Fund Bonds, Second Generation, Series 2004, 5.000%,
                4/01/20 (Pre-refunded to 4/01/14) - MBIA Insured

               New York State Urban Development Corporation, State
                Personal Income Tax Revenue Bonds, State Facilities and
                Equipment, Series 2002C-1:
       1,000    5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured     3/13 at 100.00       AAA       1,113,450
       1,500    5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured     3/13 at 100.00       AAA       1,670,175
---------------------------------------------------------------------------------------------------------------------
               Utilities - 5.2%

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 1998A:
       6,000    0.000%, 12/01/19 - FSA Insured                                 No Opt. Call       AAA       3,275,340
       3,185    5.125%, 12/01/22 - FSA Insured                               6/08 at 101.00       AAA       3,329,376
       1,000    5.750%, 12/01/24 - FSA Insured                               6/08 at 101.00       AAA       1,063,880
       3,380    5.250%, 12/01/26 - AMBAC Insured                             6/08 at 101.00       AAA       3,541,598
         555    5.250%, 12/01/26 - MBIA Insured                              6/08 at 101.00       AAA         581,535

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 2000A:
       2,000    0.000%, 6/01/24 - FSA Insured                                  No Opt. Call       AAA         865,260
       2,000    0.000%, 6/01/25 - FSA Insured                                  No Opt. Call       AAA         820,680

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 2001A:
       1,500    5.000%, 9/01/27 - FSA Insured                                9/11 at 100.00       AAA       1,543,290
       1,500    5.250%, 9/01/28 - FSA Insured                                9/11 at 100.00       AAA       1,595,415

       1,000   New York State Energy Research and Development Authority,     3/09 at 102.00       AAA       1,039,680
                Electric Facilities Revenue Bonds, Long Island Lighting
                Company, Series 1995A, 5.300%, 8/01/25 (Alternative
                Minimum Tax) - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 3.3%

       3,340   New York City Municipal Water Finance Authority, New York,    6/15 at 100.00       AAA       3,480,180
                Water and Sewerage System Revenue Bonds, Fiscal Series
                2005C, 5.000%, 6/15/27 - MBIA Insured

       3,000   New York City Municipal Water Finance Authority, New York,    6/11 at 100.00       AAA       3,160,770
                Water and Sewerage System Revenue Bonds, Fiscal Series
                2002A, 5.250%, 6/15/33 - FGIC Insured

         405   New York City Municipal Water Finance Authority, New York,    6/10 at 101.00       AAA         448,108
                Water and Sewerage System Revenue Bonds, Fiscal Series
                2000B, 6.000%, 6/15/33 - MBIA Insured

----
45

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $        50 New York State Environmental Facilities Corporation, State   3/06 at 100.00       AAA $        50,163
              Water Pollution Control Revolving Fund Pooled Revenue
              Bonds, Series 1990C, 7.200%, 3/15/11 - MBIA Insured

       4,000 Suffolk County Water Authority, New York, Waterworks         6/15 at 100.00       AAA       4,167,400
              Revenue Bonds, Series 2005C, 5.000%, 6/01/28 (WI, settling
              12/01/05) - MBIA Insured
------------------------------------------------------------------------------------------------------------------
 $   331,286 Total Long-Term Investments (cost $331,686,864) - 101.8%                                  347,055,972
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (1.8)%                                                    (6,112,846)
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   340,943,126
             ----------------------------------------------------------------------------------------------------

              Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At November 30, 2005, the cost of investments was $331,595,712.

           Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $16,311,063
       Depreciation                                               (850,803)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $15,460,260
     ----------------------------------------------------------------------

                                                                              .

----
46

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date January 27, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date January 27, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date January 27, 2006